As filed with the Securities and Exchange Commission on June 10, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2023 – March 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

Tributary Funds
®
Annual Report
March 31, 2024
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member
FINRA. Northern Lights Distributors, LLC (the “Distributor”) and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Annual Report 2024
Table of Contents
Management Discussion and Analysis 4
Schedules of Portfolio Investments 16
Statements of Assets and Liabilities 36
Statements of Operations 38
Statements of Changes in Net Assets 40
Financial Highlights 42
Notes to Financial Statements 44
Report of Independent Registered Public Accounting Firm 52
Additional Fund Information 53
Directors and Officers 56

SHORT-INTERMEDIATE BOND FUND (Unaudited)
Annual Report 2024

Investment Objective
The Tributary Short-Intermediate Bond Fund seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital and reduced price volatility.
Manager Commentary
Perhaps the biggest impact on markets over the past year was the remarkable and resilient performance of the U.S. economy in the face of higher interest rates. The overwhelming consensus at the beginning of the fiscal year was that a recession was likely by December or early 2024, as the cumulative effect of policy tightening by the Federal Reserve began to bite. Not only did a recession not arrive, GDP growth actually accelerated to a blistering
4.9% annualized rate in the third calendar quarter of 2023, followed by a still-strong 3.4% rate in the following period. Likewise, the labor market may have become more balanced, but it remained strong as the unemployment rate rose only slightly from 3.5% to 3.8% over the course of the fiscal year.
Despite this economic strength, inflation continued to moderate during the year, as the core PCE index began the period at 4.8% and fell to 2.8% by
February 2024. The Federal Reserve ostensibly finished its tightening cycle at its July meeting, where it raised the overnight policy rate by 25bps to the current range of 5.25%-5.50%. The market spent the rest of the year shifting back and forth between “higher-for-longer” and “the Fed needs to cut soon!” September through October was one such period, when the market embraced the “higher-for-longer” narrative and yields rose swiftly, with the
10-year hitting 5% in mid-October. A benign inflation print in November and a relatively dovish FOMC meeting quickly sent yields lower. Indeed, by the end of December, fed funds futures were pricing in over 6 rate cuts over the subsequent 12 months and the 10-year yield was trading at 3.80%. After two consecutive hotter-than-expected inflation readings in January and February, however, the market shifted again, and yields moved higher as the market priced out rate cuts. At the end of March, the 10-year yield was 4.20%, and futures markets were pricing in less than 3 rate cuts by the end of the calendar year. For the full fiscal year, the U.S. Treasury yield curve steepened, as the
2-year yield rose 59 basis points (bps) to finish at 4.62% and the 30-year yield rose by 69bps to close at 4.34%.
The largest driver of return in the fixed-income market over the last 12 months was the strong performance of spread sectors, with lower-quality bonds outperforming on the heels of a strong economy and relatively wide spreads to start the year. High-yield bonds were the best performing asset class in fixed income, posting a return of over 11% (compared to a 1.6% return for the intermediate Treasury Index), while within the investment grade universe,
BBB-rated credits handily outperformed higher rated securities. From a sector standpoint, corporate bonds were the best performing sector with a +5.1%
excess return over similar-maturity Treasuries, while non-agency CMBS followed with a +4.7% excess return. Traditional ABS was next at +1.8%, while agency MBS posted a +1% excess return.
The Tributary Short-Intermediate Bond Fund returned 4.45% (Institutional
Class) and 4.64% (Institutional Plus) for the year ended March 31, 2024, compared to 3.49% for the Bloomberg Barclays US Government/Credit 1-3
Year Index. The primary driver of the Fund’s outperformance this year was our sector allocation and the significant yield advantage that provided. The Fund held a large overweight allocation to non-agency CMBS (including single-
family rental securities) and ABS, which as mentioned above performed very well. Our modest lower-quality bias (including a small allocation to high-
yield bonds) and overweight allocation to corporate credit also benefitted returns as those sectors performed well. The lone detractor from performance for the year was our modestly higher duration exposure versus the benchmark, which detracted from relative return as yields rose.
During the year we increased the Fund’s allocation to the ABS sector, specifically
AAA-rated tranches in auto and equipment loan transactions. As banks sought new avenues for funding, many came to the securitization market to fund their originations, which helped push spreads wider compared to corporate credit. We slightly reduced our allocation to the government sector to fund the ABS purchases and have continued to let the agency MBS securities roll off through paydowns. Our exposure to the corporate credit market increased only marginally, as we added a small number of new issues and trimmed or sold a few shorter names that were trading very tight (e.g., McDonald's due in
2026). In terms of credit quality, there was a slight shift during the year given the higher allocation to structured products, as the Fund’s weighted average credit rating dropped a notch to Aa3 to end the year.
The resilience of the economy in the face of higher interest rates over the past
18 months has been truly remarkable. Apart from the brief regional bank crisis in March last year, no systemic issues or fragilities have been revealed in the economy or markets—as would normally be expected. Risk assets have continued to perform very well, with credit spreads at multi-year tights and default rates still historically low. Strong fiscal spending and tailwinds from positive supply-side factors (immigration and supply chains returning to normal are two examples) appear to be offsetting the often negative side effects of higher policy rates. Although it appears we are indeed on track to achieve (or perhaps have already achieved) the elusive soft landing, the fact that markets are priced for that outcome is the more important factor. In the current environment, maintaining a higher-quality, more liquid portfolio than our peer group and a yield advantage over the benchmark will be key to outperformance.
Our duration exposure is now slightly longer than our benchmark, as higher yields have made extension more attractive on the margin. Regarding sector allocation, we remain underweight in the U.S. government sector (although we have increased the allocation over the past year) and have allowed the agency MBS portfolio to continue its run-off. The non-agency securitized sectors remain our biggest overweight relative to the benchmark. We remain comfortable with our holdings in this space given strong collateral and credit enhancement, despite the uncertainty emanating from the commercial real estate sector specifically. As mentioned above, the ABS sector has offered value recently and we’ve increased our exposure accordingly. In the corporate credit sector, we remain overweight vs. the benchmark on a broad basis, with an overweight in the industrial and financial subsectors and a neutral position in the utility subsector.
As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long term.

SHORT-INTERMEDIATE BOND FUND (Unaudited)
Annual Report 2024

Return of a $10,000 Investment as of March 31, 2024
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2023. Net expense ratios are net of contractual waivers which are in effect through August 1, 2024.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2014. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class. Bloomberg Barclays 1-3
Year U.S. Government/Credit Index is a broad based benchmark that measures the non-securitized component of the U.S. Aggregate Index. Bloomberg
Barclays U.S. Government/Credit 1-5 Year Index is an unmanaged index which measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the index.
Portfolio Composition as of March 31, 2024
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Corporate Bonds 28.5%
Asset Backed Securities 26.9%
U.S. Treasury Securities 24.2%
Non-Agency Commercial Mortgage Backed Securities 11.1%
Non-Agency Residential Mortgage Backed Securities 5.6%
U.S. Government Mortgage Backed Securities 2.0%
Municipals 1.3%
Short-Term Investments 0.3%
Preferred Stocks 0.1%
100.0%
Portfolio Analysis as of March 31, 2024
(Portfolio composition is subject to change)
Weighted Average to Maturity: 4.2 years
Average Annual Total Returns for the Year Ended March 31, 2024*
1 Year 5 Year 10 Year
Tributary Short-Intermediate Bond Fund
— Institutional Class 4.45% 1.48% 1.51%
Bloomberg Barclays 1-3 Year US
Government/Credit Index 3.49% 1.36% 1.29%
Bloomberg Barclays U.S. Government/
Credit 1-5 Year Index 3.16% 1.24% 1.40%
Prospectus Expense Ratio (Gross/Net)† 1.29% 0.62%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net) 1.33% 0.64%
1 Year 5 Year 10 Year
Tributary Short-Intermediate Bond Fund
— Institutional Plus Class 4.64% 1.68% 1.71%
Bloomberg Barclays 1-3 Year US
Government/Credit Index 3.49% 1.36% 1.29%
Bloomberg Barclays U.S. Government/
Credit 1-5 Year Index 3.16% 1.24% 1.40%
Prospectus Expense Ratio (Gross/Net)† 0.74% 0.45%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net) 0.73% 0.46%

INCOME FUND (Unaudited)
Annual Report 2024

Investment Objective
The Tributary Income Fund seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.
Manager Commentary
Perhaps the biggest impact on markets over the past year was the remarkable and resilient performance of the U.S. economy in the face of higher interest rates. The overwhelming consensus at the beginning of the fiscal year was that a recession was likely by December or early 2024, as the cumulative effect of policy tightening by the Federal Reserve began to bite. Not only did a recession not arrive, GDP growth actually accelerated to a blistering
4.9% annualized rate in the third calendar quarter of 2023, followed by a still-strong 3.4% rate in the following period. Likewise, the labor market may have become more balanced, but it remained strong as the unemployment rate rose only slightly from 3.5% to 3.8% over the course of the fiscal year.
Despite this economic strength, inflation continued to moderate during the year, as the core PCE index began the period at 4.8% and fell to 2.8% by
February 2024. The Federal Reserve ostensibly finished its tightening cycle at its July meeting, where it raised the overnight policy rate by 25bps to the current range of 5.25%-5.50%. The market spent the rest of the year shifting back and forth between “higher-for-longer” and “the Fed needs to cut soon!” September through October was one such period, when the market embraced the “higher-for-longer” narrative and yields rose swiftly, with the
10-year hitting 5% in mid-October. A benign inflation print in November and a relatively dovish FOMC meeting quickly sent yields lower. Indeed, by the end of December, fed funds futures were pricing in over 6 rate cuts over the subsequent 12 months and the 10-year yield was trading at 3.80%. After two consecutive hotter-than-expected inflation readings in January and February, however, the market shifted again, and yields moved higher as the market priced out rate cuts. At the end of March, the 10-year yield was 4.20%, and futures markets were pricing in less than 3 rate cuts by the end of the calendar year. For the full fiscal year, the U.S. Treasury yield curve steepened, as the
2-year yield rose 59 basis points (bps) to finish at 4.62% and the 30-year yield rose by 69bps to close at 4.34%.
The largest driver of return in the fixed-income market over the last 12 months was the strong performance of spread sectors, with lower-quality bonds outperforming on the heels of a strong economy and relatively wide spreads to start the year. High-yield bonds were the best performing asset class in fixed-income, posting a return of over 11% (compared to a 1.6% return for the intermediate Treasury Index), while within the investment grade universe,
BBB-rated credits handily outperformed higher rated securities. From a sector standpoint, corporate bonds were the best performing sector with a +5.1%
excess return over similar-maturity Treasuries, while non-agency CMBS followed with a +4.7% excess return. Traditional ABS was next at +1.8%, while agency MBS posted a +1% excess return.
The Tributary Income Fund returned 2.10% (Institutional Class) and 2.25%
(Institutional Plus Class) for the year ended March 31, 2024, compared to
+1.70% for the Bloomberg Barclays US Aggregate Index. The primary driver of the Fund’s outperformance this year was our sector allocation and the related yield advantage that provides. The Fund held a large overweight allocation to non-agency CMBS (including single-family rental securities), which as mentioned above performed very well as spreads tightened despite the ongoing challenges in the commercial real estate market, specifically the office submarket. Our slight lower-quality bias and overweight allocation to corporate credit also benefitted returns as those sectors performed well. Our yield curve positioning provided a positive impact on relative performance, as our underweight to the 30-year segment of the yield curve benefitted as the curve steepened. The lone detractor from performance for the year was our modest underweight allocation to agency MBS which performed well, although we did capitalize on wider spreads throughout the year to add to our position in that sector.
There were no significant changes to the Fund’s allocation during the year, although we did increase the Fund’s allocation to the agency MBS sector by a relatively large amount (roughly 7% increase), given historically wide spreads on offer in the space. Our corporate bond exposure was steady as we initiated new positions in a small number of issuers and reduced exposure in others with limited spread tightening potential (e.g., we sold our Nike bonds due in
2045 that were trading very tight). Our exposure to the non-agency structured product market fell slightly as sales and paydowns in the RMBS and CMBS sectors were reinvested in other areas, primarily in agency MBS. In terms of credit quality, there was no significant change during the year, as the Fund maintained an Aa2 weighted average credit rating.
The resilience of the economy in the face of higher interest rates over the past
18 months has been truly remarkable. Apart from the brief regional bank crisis in March last year, no systemic issues or fragilities have been revealed in the economy or markets—as would normally be expected. Risk assets have continued to perform very well, with credit spreads at multi-year tights and default rates still historically low. Strong fiscal spending and tailwinds from positive supply-side factors (immigration and supply chains returning to normal are two examples) appear to be offsetting the often negative side effects of higher policy rates. Although it appears we are indeed on track to achieve (or perhaps have already achieved) the elusive soft landing, the fact that markets are priced for that outcome is the more important factor. With that in mind, we continue to believe that a neutral position with respect to our benchmarks is appropriate, mostly in terms of risk positioning. In the current environment, maintaining a higher-quality, liquid portfolio and a yield advantage over the benchmark will be key to outperformance.
Our duration exposure is now slightly longer than our benchmark, as higher yields have made extension more attractive on the margin. We continue to have stronger conviction regarding yield curve shape and remain firmly positioned for a steeper curve, with an overweight to the belly (7 to 10-year maturities)
and underweight to the 30-year. Regarding sector allocation, we are still underweight in the government and agency MBS sectors, although we would expect to reach a neutral position in agency MBS this year as opportunities arise. The non-agency securitized sectors remain our biggest overweight relative to the benchmark. We remain comfortable with our holdings in this space given strong collateral and credit enhancement, despite the uncertainty emanating from the commercial real estate sector specifically. In the corporate credit sector, we are neutral vs. the benchmark on an overall basis. We continue to carry a modest overweight in the industrial subsector, have moved

INCOME FUND (Unaudited)
Annual Report 2024

to a slight overweight in financials given the relative value available in that subsector, and remain underweight in the utility subsector.
As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long term.
Return of a $10,000 Investment as of March 31, 2024
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2023. Net expense ratios are net of contractual waivers which are in effect through August 1, 2024.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2014. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class. Bloomberg Barclays
U.S. Aggregate Bond Index is an unmanaged index and covers the USD-
denominated, investment-grade, fixed-rate, taxable bond market of SEC-
registered securities. The index includes bonds from the Treasury, Government
Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs),
ABS and CMS sectors. The index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the index.
Portfolio Composition as of March 31, 2024
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
U.S. Government Mortgage Backed Securities 28.5%
Corporate Bonds 25.6%
U.S. Treasury Securities 22.5%
Asset Backed Securities 8.2%
Non-Agency Residential Mortgage Backed Securities 8.0%
Non-Agency Commercial Mortgage Backed Securities 4.9%
Short-Term Investments 1.2%
Municipals 1.1%
100.0%
Portfolio Analysis as of March 31, 2024
(Portfolio composition is subject to change)
Weighted Average to Maturity: 13.2 years
Average Annual Total Returns for the Year Ended March 31, 2024*
1 Year 5 Year 10 Year
Tributary Income Fund — Institutional
Class 2.10% 0.30% 1.51%
Bloomberg Barclays U.S. Aggregate Bond
Index 1.70% 0.36% 1.54%
Prospectus Expense Ratio (Gross/Net)† 1.79% 0.62%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net) 1.95% 0.64%
1 Year 5 Year 10 Year
Tributary Income Fund — Institutional
Plus Class 2.25% 0.46% 1.67%
Bloomberg Barclays U.S. Aggregate Bond
Index 1.70% 0.36% 1.54%
Prospectus Expense Ratio (Gross/Net)†  0.85%  0.49%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net)  0.84% 0.49%

NEBRASKA TAX-FREE FUND (Unaudited)
Annual Report 2024

Investment Objective
The Tributary Nebraska Tax-Free Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.
Manager Commentary
Perhaps the biggest impact on markets over the past year was the remarkable and resilient performance of the U.S. economy in the face of higher interest rates. The overwhelming consensus at the beginning of the fiscal year was that a recession was likely by December or early 2024, as the cumulative effect of policy tightening by the Federal Reserve began to bite. Not only did a recession not arrive, GDP growth actually accelerated to a blistering
4.9% annualized rate in the third calendar quarter of 2023, followed by a still-strong 3.4% rate in the following period. Likewise, the labor market may have become more balanced, but it remained strong as the unemployment rate rose only slightly from 3.5% to 3.8% over the course of the fiscal year.
Despite this economic strength, inflation continued to moderate during the year, as the core PCE index began the period at 4.8% and fell to 2.8% by
February 2024. The Federal Reserve ostensibly finished its tightening cycle at its July meeting, where it raised the overnight policy rate by 25bps to the current range of 5.25%-5.50%. The market spent the rest of the year shifting back and forth between “higher-for-longer” and “the Fed needs to cut soon!” September through October was one such period, when the market embraced the “higher-for-longer” narrative and yields rose swiftly, with the
10-year hitting 5% in mid-October. A benign inflation print in November and a relatively dovish FOMC meeting quickly sent yields lower. Indeed, by the end of December, fed funds futures were pricing in over 6 rate cuts over the subsequent 12 months and the 10-year yield was trading at 3.80%. After two consecutive hotter-than-expected inflation readings in January and February, however, the market shifted again, and yields moved higher as the market priced out rate cuts. At the end of March, the 10-year Treasury yield was
4.20%, and futures markets were pricing in less than 3 rate cuts by the end of the calendar year. As U.S. Treasury yields rose during the year, so too did municipal bond yields, with 2-year AAA-rated municipal yields rising by 59 basis points (bps) to close at 2.98%, the 10-year moving higher by 24bps to
2.50%, and 30-year yields rising by 36bps to 3.67%. The municipal yield curve continued to shift in an unusual fashion, as the front end flattened and remained inverted to the 10-year area, even as the longer end steepened. The tax-exempt municipal market generally outperformed taxable markets over the prior twelve months leading to richer municipal bond prices, evidenced by falling “municipal-treasury” yield ratios.
By far the biggest driver of return in the municipal market over the past year was the strong outperformance of lower-quality bonds. The BBB-rated and high-yield municipal indices returned 5.7% and 7.9%, respectively, compared to a 2.4% return for the AAA-rated index. Over the past year, BBB-rated municipal bond spreads tightened from 144 bps to 96 bps on the heels of a resilient economy and generally strong municipal finances. In addition to the lower-quality factor, revenue bonds also outperformed general obligation bonds by a large margin over the past year, likely due to the higher beta nature of many revenue issuers.
The Tributary Nebraska Tax-Free Fund returned 1.44% (Institutional
Plus Class) for the year ended March 31, 2024, compared to 2.62% for the
Bloomberg Barclays 1-15 Year Municipal Blend Index. Over the past twelve-
month period, the biggest detractors of the Fund’s performance were (a) an underweight position in lower-quality assets, as the Fund held about 0.68% of its assets in BBB or lower rated bonds while the peer group, on average, held about 35.18% of their assets in these bonds (per Morningstar as of 3/31/2024);
(b) an overweight position in lower-coupon holdings, which lagged the higher coupon premium bonds; and (c) curve positioning, as the Fund maintains a relatively light exposure to the longest duration tenors in the municipal market, which generally performed the best.
During the year, the Fund’s overall sector allocation shifted slightly as general obligation holdings increased from 49% to 52%, revenue holdings declined from 41% to 39% and pre-refunded holdings remained stable at around 1-2%.
We found value in the smaller, non-rated (but strong credit-quality) general obligation sector as local banks, who historically purchase most of these issues, backed away from the market. Lastly, the Fund’s allocation to non-Nebraska municipal bonds decreased during the year as Nebraska issuance increased and we sold or trimmed some non-Nebraska positions.
With respect to positioning, the municipal yield curve should normalize as the Fed eventually moves toward an easing cycle, and the intermediate 2s-10s curve should un-invert even as the longer end flattens. As such, we’ve sought to gain more exposure to longer-end credits as opportunities have arisen. In terms of quality, given the strong performance of lower credit over the last year discussed above, and credit spreads tight to their 5-year medians, we feel an up-in-quality approach is prudent. Specific to the health of the Nebraska economy, the state’s labor market remains strong with an unemployment rate of 2.5% as of March, compared to 3.8% nationally. Over the past quarter, livestock prices climbed significantly with cattle prices near ten-year highs and hog prices rising more than 40% above the 3-year lows reached during the prior quarter. Grain prices continued to fall during the quarter but remain well above their long-term averages. The resilience of food prices and, by extension, agricultural commodities, continues to provide strength and stability to the heavily agrarian Nebraska economy. Overall, the state continues to be in good shape by nearly every financial metric. In addition to the labor and agricultural market strength, various other metrics point to a strong local economy, one of which is the Leading Economic Indicator – Nebraska, published by the
University of Nebraska – Lincoln’s Bureau of Business Research. The indicator, which is designed to predict the strength of economic activity six months into the future, rose to one of its highest levels on record in March, driven by strong results in the manufacturing hours worked, business conditions, building permits, and airline passenger counts (all specific to Nebraska).
As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long term.

NEBRASKA TAX-FREE FUND (Unaudited)
Annual Report 2024

Return of a $10,000 Investment as of March 31, 2024
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The Fund’s Institutional Plus Class performance for periods prior to the commencement of operations (1/1/16) is that of a common trust fund managed by First National Bank of Omaha. The common trust fund commenced operations on December 31, 2007.
(††) The expense ratios are from the Fund’s prospectus dated August
1, 2023. Net expense ratios are net of contractual waivers which are in effect through August 1, 2024.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2014. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The Bloomberg Barclays 1-15 Year Municipal Blend Index represents the performance of municipal bonds with maturities from 1 to 17 years. The
Bloomberg Barclays Municipal Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed tax exempt bond market. The index includes state and local general obligation, revenue, insured, and pre-refunded bonds. The Bloomberg Barclays Municipal Bond
Index was incepted in January 1980. The index does not reflect the fees and expenses associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot invest directly in the index.
Portfolio Composition as of March 31, 2024
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Municipals 93.6%
Short-Term Investments 5.0%
U.S. Government Mortgage Backed Securities 1.4%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2024*
1 Year 5 Year 10 Year
Tributary Nebraska Tax-Free Fund —
Institutional Plus Class 1.44% 0.96% 1.91%
Bloomberg Barclays 1-15 Year Municipal
Blend Index (1-17) 2.62% 1.60% 2.32%
Bloomberg Barclays Municipal Bond
Index 3.13% 1.59% 2.66%
Prospectus Expense Ratio (Gross/Net)†  0.74%  0.45%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net)  0.75%  0.45%

BALANCED FUND (Unaudited)
Annual Report 2024

Investment Objective
The Tributary Balanced Fund seeks capital appreciation and current income.
Manager Commentary
For the fiscal year ended March 31, 2024, the Tributary Balanced Fund return was +18.18% (Institutional Class) and 18.41% (Institutional Plus
Class). As compared to the Composite Index (60% Russell 3000; 40%
Bloomberg Barclays Capital U.S. Intermediate Government/Credit), the Fund
outperformed the +18.17% benchmark return. The Balanced Fund results also exceeded the Morningstar Moderate Allocation category return of +15.15%.
For the fiscal year, the strong market rebound reflects the resilience of the
U.S. economy with GDP growth accelerating in the second of 2023 and the deceleration in inflation. Federal Reserve comments about potentially easing monetary policy also contributed to market gains.
There are three primary drivers of relative performance. First, the asset allocation exposure to stocks, bonds and cash. For the latest year, the portfolio management team maintained an average allocation of 59.8% in equities, close to the target Composite Index weighting and Morningstar Moderate
Allocation midpoint of 60.0%. The average fixed income allocation for the
Fund of 36.6% was modestly underweight the Composite Index weighting of
40.0% and in line with the Morningstar category. The asset allocation decision had a minimal impact on relative performance. Second, fixed-income returns positively impacted relative performance. Individual bond holdings gained
+3.58%, ahead of the Bloomberg Barclays Capital U.S. Intermediate Index
return of +2.71%. Strong stock selection also contributed to performance as individual holdings returned 30.69%, outperforming the Russell 3000 Index
+29.29% return.
In fixed income, the largest driver of returns over the last 12 months was the strong performance of spread sectors, with lower-quality bonds benefitting from the strong economy and spread compression. From a sector standpoint, corporate bonds led the bond market followed closely by non-agency CMBS.
Traditional ABS and agency MBS modestly outperformed similar-maturity
Treasuries. Positive relative performance reflects the Fund’s sector allocation and the related yield advantage that provides. The Fund’s large overweight to non-agency CMBS and substantive weighting in corporate credit benefited returns as those sectors performed well. The primary detractor in performance was our slightly long-duration position in the second half of the year, which reduced returns as yields rose.
In equities, 6 of 11 sectors had positive relative performance, led by consumer discretionary, consumer staples and information technology, followed by energy, financials and communication services. The top five contributors were
Nvidia (information technology), Eli Lilly (healthcare), Royal Caribbean
(consumer discretionary), Entegris (information technology) and Brown
& Brown (financials). Not owning Tesla and Pfizer contributed to relative returns. Stock selection was negative in industrials, basic materials, real estate, healthcare and utilities. The bottom five detractors from performance include
Jazz Pharmaceuticals (healthcare), Humana (healthcare), Paycom Software
(industrials), Perficient (information technology) and FMC (basic materials).
Not owning Broadcom detracted from relative returns. Our sector allocation was a modest negative, primarily due to the overweight allocation to consumer staples, and the low exposure to information technology.
The economy has reported six straight quarters of positive GDP growth and appears to have avoided a recession with economists recently increasing forecasts for economic activity and raising inflation estimates. Achieving a
“soft landing” for the economy continues to be the Federal Reserve’s goal as it weighs reducing interest rates against inflation, which remains above target, and a moderating labor market. Inflation has been more “sticky” than anticipated, especially in the service industries, which have kept interest rates and financing costs at high levels. We believe persistent high prices and the subsequent impact on interest rates are the top risks to the economy and stock market. The strong labor market with low unemployment, consistent job creation and muted corporate layoffs have contributed to positive disposable personal income. There are signs of moderation in the labor market, however, from the decline in quits rate, reduction in the average work week and increase in part-time employees. The modest slowing in private employment may increasingly play a role in Fed policy and give the committee additional runway to leave interest rates higher for longer.
In terms of the Fund’s fixed income holdings, there were no significant shifts in sector allocation, but we did increase our exposure to the ABS sector opportunistically taking advantage of value in auto and equipment issues.
We remain underweight in the U.S. government sector, although we slightly increased the allocation over the past year. In the corporate credit sector, we continue to prefer the industrial subsector over financials and utilities. In equities, corporate profit growth turned positive late in 2023 and is expected to accelerate this year. As a result of the resilient economy and improved earnings outlook, we have gradually increased the economic sensitivity of the Fund’s equity holdings. We are finding opportunities in small-cap and mid-cap stocks, which have underperformed large-caps, due to their attractive relative valuations, and expected participation in the projected profit rebound.
As of March 31st, the rise in interest rates led to a yield-to-maturity in the bond portfolio of 5.1%. With cash earning a similar yield, the defensive part of the Fund holdings will likely generate solid returns in the upcoming year.
Equity valuations are elevated with the Russell 3000 P/E 21.0x at the end of March. The outperformance of technology-related AI stocks led to market concentration, which remains a risk. Critical to further upside in equities is the realization of the expected profit growth and participation by more industries and companies. We believe the equity holdings of the Balanced Fund are well positioned to earn higher than average returns due to its higher profit outlook and relative valuation discount. We continue to closely monitor the changing economic and market environment and will further adjust Fund allocations as warranted.

BALANCED FUND (Unaudited)
Annual Report 2024

Return of a $10,000 Investment as of March 31, 2024
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1, 2023.
Net expense ratios are net of contractual waivers which are in effect through
August 1, 2024.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods. Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31, 2014.
Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional Class based on differences in fees borne by each class. The Composite Index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund. Sixty percent of the Composite Index is comprised of the Russell
3000 Index and forty percent of the Composite index is comprised of the Bloomberg
Barclays U.S. Intermediate Government/Credit Bond Index. The Russell 3000 Index
seeks to be a benchmark of the entire U.S. stock market. More specifically, this index encompasses the 3,000 largest U.S.-traded stocks, in which the underlying companies are all incorporated in the U.S. The Bloomberg Barclays U.S. Intermediate
Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2024
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Information Technology 19.2%
Government Securities 14.8%
Financials 12.6%
Consumer Discretionary 8.7%
Industrials 8.3%
Health Care 7.3%
Communication Services 6.0%
Asset Backed Securities 4.9%
Consumer Staples 3.9%
Short-Term Investments 3.0%
Non-Agency Commercial Mortgage Backed Securities 2.8%
Energy 2.6%
Materials 1.7%
Real Estate 1.4%
Utilities 1.2%
Non-Agency Residential Mortgage Backed Securities 1.1%
U.S. Government Mortgage Backed Securities 0.5%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2024*
1 Year 5 Year 10 Year
Tributary Balanced Fund — Institutional
Class 18.18% 9.25% 7.55%
60% Russell 3000, 40% Bloomberg
Barclays US Intermediate Gov /Credit 18.17% 9.26% 8.21%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index 2.69% 1.09% 1.61%
Russell 3000 Index 29.29% 14.34% 12.33%
Prospectus Expense Ratio (Gross/Net)†  1.31% 0.94%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net)  1.31%  0.95%
1 Year 5 Year 10 Year
Tributary Balanced Fund — Institutional
Plus Class 18.41% 9.45% 7.75%
60% Russell 3000, 40% Bloomberg
Barclays US Intermediate Gov /Credit 18.17% 9.26% 8.21%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index 2.69% 1.09% 1.61%
Russell 3000 Index 29.29% 14.34% 12.33%
Prospectus Expense Ratio (Gross/Net)†  1.08% 0.77%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net)  1.07%  0.77%

SMALL/MID CAP FUND (Unaudited)
Annual Report 2024

Investment Objective
The Tributary Small/Mid Cap Fund seeks long-term capital appreciation.
Manager Commentary
For the year ended March 31, 2024, the Tributary Small/Mid Cap Fund returned 20.45% (Institutional Class) and 20.51% (Institutional Plus Class)
versus 21.43% for the Russell 2500 Index and 21.33% for the Russell 2500
Value Index.
A year ago, the market was still digesting the impact of the Silicon Valley
Bank failure, which occurred in early March 2023. While investors’ worst fears for regional banks didn’t materialize, trepidation persisted in the following months – with a particular focus on deposit retention, deposit costs and loan portfolios. Attention in April and May soon turned to a government debt ceiling showdown, which was ultimately resolved at the last minute. At the same time, inflation fears began to ease and prognostications of a possible soft landing began to emerge, diminishing worries of a looming recession. Buoyed by this optimism, June and July provided a solid rally for the Russell 2500 benchmark and a general broadening of the U.S. stock market. Sentiment soon swung the other way, though, as notions re-initiated in August that the Fed was committed to holding rates higher for longer. Interest rates climbed, and the market backslid from August through late October.
At that point, prompted by improving inflation data, decelerating but solid economic reports, and the idea that perhaps the Fed was at the end of this hiking cycle, investors’ attention shifted to the prospects for rate cuts in 2024.
Optimism abounded, interest rates retreated, and the stock market surged through year end. The Russell 2500 rallied from late October through year end, driven by the lowest-quality and smallest market cap companies in the benchmark. By the end of the year, some investors were banking on as many as six interest rate cuts in 2024, a far cry from the handwringing over potentially
“higher for longer” interest rates that permeated attitudes only a few months earlier.
Expectations for rate cuts were tempered in the first quarter of 2024, with Fed comments reeling consensus back to three rate cuts in 2024, starting in or around June. Inflation remained sticky, and interest rates crept higher over the course of the quarter. As expectations shifted, the Russell 2500 Index initially backtracked in January. But the asset class was soon reignited (yet again) by perceptions that a soft landing combined with anticipated rate cuts in the back half of the year were a possibility. The first quarter of 2024 concluded with a solid two-month stretch for the Russell 2500, capping an eventful twelve months.
Throughout this see-saw of sentiment, we maintained our focus on the individual companies comprising the Small/Mid Cap Fund, applying our time to understanding these businesses and estimating their long-term intrinsic values, as opposed to trying to outguess the whims of the market.
Over the last twelve months, the portfolio’s strongest absolute returns were delivered by the consumer staples, energy, materials and industrials sectors, while weaker absolute returns were experienced in the utilities, healthcare and communication services sectors. Relative performance in consumer staples was exceptionally strong (+73% vs +19% for the benchmark) and was led by Coca-Cola Consolidated. Energy delivered robust returns as well (+47%
vs +28%), powered by a fantastic return from SM Energy. Weaker relative performance was experienced in healthcare (-2% vs +10%), where Revvity and
Omnicell weighed on returns, and technology (+15% vs +24%) which was dampened by declines in Ambarella and Diodes shares.
In a somewhat unusual occurrence for the Russell 2500 benchmark, a single company in the index constituted an abnormally large portion of the benchmark’s return over the past year. Super Micro Computer, a hardware and server business that is benefitting from artificial intelligence (AI) trends, boasted a $56.5 billion market cap on March 31, 2024, far exceeding typical market caps in the Russell 2500. While Super Micro Computer will certainly move out of the benchmark at the 2024 mid-year reconstitution, its size combined with its eye-popping +848% return over the past twelve months noticeably impacted the index’s return. Without this one stock, the Russell
2500’s return over the last year would have been +20.7%, or 0.7% lower than the official return. Furthermore, Super Micro Computer is a component of the technology sector, where its effect was even more pronounced. Excluding the stock, the Russell 2500 technology sector’s return would have dropped from
+24% to +18% over the past year.
The Fund initiated seven new positions over the past twelve months,
Wyndham Hotels, Enpro, Gentex, Enovis, Onto Innovation, Lancaster
Colony and Integer Holdings. Seven positions were eliminated over the past year, Black Knight, Integra LifeSciences, Forward Air, Easterly Government
Properties, Coca-Cola Consolidated, Pacira Biosciences and Omnicell.
The coming months hold considerable uncertainty as the Fed continues to wrestle with stubborn inflation. Global geopolitical concerns abound, and a contentious election is likely this fall. Monitoring current conditions and evaluating business results from the Fund’s holdings remain a clear focus for our team. At the same time, we recognize the value and importance of maintaining a long-term perspective. By positioning the portfolio in sound businesses with attractive valuations and employing a longer investment horizon than most, we believe we can successfully navigate uncertain times and capitalize on opportunities that often emerge from short-term turbulence.

SMALL/MID CAP FUND (Unaudited)
Annual Report 2024

Return of a $10,000 Investment as of March 31, 2024
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2023. Net expense ratios are net of contractual waivers which are in effect through August 1, 2024.
(††) Commencement date for the Institutional and Institutional Plus Class was August 2, 2019 and August 1, 2019, respectively.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on August 2,
2019. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class.
The Russell 2500 Index measures the performance of the small to midcap segment of the U.S. equity universe, commonly referred to as “smid” cap.
The Russell 2500 Index is a subset of the Russell 3000®Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set. The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equities universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2500 Value Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market.
The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2024
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Industrials 23.7%
Financials 15.8%
Information Technology 14.9%
Consumer Discretionary 13.2%
Health Care 11.0%
Energy 5.3%
Real Estate 5.3%
Materials 3.5%
Consumer Staples 3.2%
Utilities 1.9%
Communication Services 1.3%
Short-Term Investments 0.9%
100.0%
Average Annual Total Returns for the Year Ended March
31, 2024*
1 Year
Since
Inception ††
Tributary Small/Mid Cap Fund —
Institutional Class 20.45% 12.63%
Russell 2500 Index 21.43% 10.31%
Russell 2500 Value Index 21.33% 10.14%
Prospectus Expense Ratio (Gross/Net)†  5.93% 0.91%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net)  5.71% 0.93%
1 Year
Since
Inception ††
Tributary Small/Mid Cap Fund —
Institutional Plus Class 20.51% 12.79%
Russell 2500 Index 21.43% 10.08%
Russell 2500 Value Index 21.33% 9.94%
Prospectus Expense Ratio (Gross/Net)†  1.76%  0.90%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net)  1.62% 0.90%

SMALL COMPANY FUND (Unaudited)
Annual Report 2024

Investment Objective
The Tributary Small Company Fund seeks long-term capital appreciation.
Manager Commentary
For the year ended March 31, 2024, the Tributary Small Company Fund returned 16.26% (Institutional Class) and 16.50% (Institutional Plus Class)
compared to 19.71% for the Russell 2000 Index and 18.75% for the Russell
2000 Value Index.
Fiscal year 2024 witnessed a nice recovery in stock returns across the market capitalization spectrum led by large caps and the NASDAQ 100. Small caps, represented by the Russell 2000 Index, rallied from the beginning of
April 2023 through the end of July 2023 as investors felt more confident once Congress passed a debt limit agreement, helping avoid a government default. During August, September and most of October of 2023, concerns regarding economic growth and inflation became apparent as oil prices were climbing, autoworkers in the U.S. went on strike and a federal government shutdown became a realistic possibility. However, the market would bottom in late October of 2023 and commence a steady climb through the end of
March 2024 primarily on optimism surrounding a potential soft landing for the economy and an expectation of future Federal Reserve interest rate cuts.
When discussing the Fund’s performance compared to the Russell 2000, we rarely single out individual securities in the benchmark as having made a significant impact. However, this is one of those times. Two stocks in the
Russell 2000 were responsible for approximately 13% of the Russell 2000 return over the trailing twelve months – Super Micro Computer (SMCI)
and MicroStrategy (MSTR). A year ago, SMCI had an approximate market capitalization of $5.6 billion and ended fiscal year 2024 at nearly $57 billion due to an 848% return. MSTR began the fiscal year at an approximate market capitalization of $3.8 billion and ended the fiscal year 2024 at nearly $29 billion due to a 483% return. Excluding these two companies from the benchmark would have resulted in a return of approximately 17.2% for the
Russell 2000 versus the official return of 19.7%.
SMCI has become the largest weight ever in the Russell 2000 (Jefferies and
Furey Research) and according to Furey Research, SMCI and MSTR together became the largest combined weight ever in the benchmark. As of this writing,
SMCI and MSTR will exit the Russell 2000 benchmark upon reconstitution by the end of June 2024 based on market capitalization.
Style-wise, the Russell 2000 Growth beat the Russell 2000 Value over the last
12 months by approximately 150 basis points. However, both SMCI and MSTR reside in the Growth benchmark and the combination added approximately
500 basis points to Growth’s trailing 12-month return. Excluding these two stocks from performance calculations, the Russell 2000 Growth would have trailed Russell 2000 Value by approximately 350 basis points over the last year.
The Fund’s two strongest economic sectors compared to the Russell 2000 were consumer staples and energy. In consumer staples, Coca-Cola Consolidated and
Hostess Brands were strong performers for the Fund. In the energy sector, all four of the Fund’s holdings turned in better returns than the benchmark sector return.
The Fund’s two weakest economic sectors compared to the Russell 2000 were information technology and healthcare. Our relative performance in information technology was negatively impacted by the big gains of SMCI and MSTR in the Russell 2000 as mentioned earlier. However, even when excluding SMCI and MSTR, our sector performance was still below the benchmark. The most significant detractors to Fund performance in the information technology sector over the last twelve months were Cambium
Networks (sold in August 2023), Diodes, Ambarella and Power Integrations.
In healthcare, the primary detractors in the Fund were Omnicell, Avanos
Medical, AMN Healthcare and Integra LifeSciences. Additionally, the Fund’s
lack of biotech industry exposure hurt as that group of stocks within the
Russell benchmark was up nearly 35% over the trailing twelve months.
Whatever happens over the coming year regarding the economy, we will adhere to our investment philosophy of finding quality companies, knowing them well, and owning them at a discount to what they are worth. This philosophy has served our investors well for more than 25 years and we believe it will continue to provide solid risk-adjusted returns in the future.
We look forward to reporting our fiscal year 2025 results to you one year from now. Thank you very much for entrusting us with your investment.

SMALL COMPANY FUND (Unaudited)
Annual Report 2024

Return of a $10,000 Investment as of March 31, 2024
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2023. Net expense ratios are net of contractual waivers which are in effect through August 1, 2024.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2014. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the
Russell 3000®Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equities universe. It includes those
Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2024
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Industrials 21.1%
Financials 16.7%
Information Technology 14.3%
Health Care 12.1%
Consumer Discretionary 12.0%
Energy 7.9%
Real Estate 4.4%
Materials 3.8%
Utilities 2.7%
Consumer Staples 1.0%
Communication Services 0.7%
Short-Term Investments 3.3%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2024*
1 Year 5 Year 10 Year
Tributary Small Company Fund —
Institutional Class 16.26% 9.08% 8.07%
Russell 2000 Index 19.71% 8.10% 7.58%
Russell 2000 Value Index 18.75% 8.17% 6.87%
Prospectus Expense Ratio (Gross/Net)†  1.35% 1.18%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net)  1.34% 1.17%
1 Year 5 Year 10 Year
Tributary Small Company Fund —
Institutional Plus Class 16.50% 9.32% 8.30%
Russell 2000 Index 19.71% 8.10% 7.58%
Russell 2000 Value Index 18.75% 8.17% 6.87%
Prospectus Expense Ratio (Gross/Net)†  1.06% 0.96%
Expense Ratio for the Year Ended March
31, 2024 (Gross/Net)  1.06% 0.95%

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
SHORT-INTERMEDIATE BOND FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 43.4%
Asset Backed Securities - 26.9%
$ 61,616 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 61,192
1,229,792 AFG ABS I, LLC, 6.30%, 09/16/30 (a) 1,228,160
824,921 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 811,067
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 1,921,412
107,762 Atalaya Equipment Leasing Trust,
1.23%, 05/15/26 (a) 107,266
1,600,000 Auxilior Term Funding, LLC, 6.18%,
12/15/28 (a) 1,608,514
1,538,775 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (a) 1,534,962
100,000 Bankers Healthcare Group
Securitization Trust 2024-1CON,
6.49%, 04/17/35 (a) 100,007
950,000 Bankers Healthcare Group
Securitization Trust 2024-1CON,
5.81%, 04/17/35 (a) 951,092
211,631 Carvana Auto Receivables Trust, 0.49%,
03/10/26 209,801
811,373 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(b) 801,771
920,055 CCG Receivables Trust, 5.82%,
09/16/30 (a) 923,124
2,100,000 CCG Receivables Trust, 6.28%,
04/14/32 (a) 2,123,361
2,064,242 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,929,901
2,040,000 Chase Auto Owner Trust, 5.59%,
06/25/29 (a) 2,081,452
2,265,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28 (a) 2,284,158
363,656 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 342,639
288,563 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 274,927
395,563 CoreVest American Finance, Ltd.,
1.83%, 03/15/50 (a) 385,379
388,877 CoreVest American Finance, Ltd.,
1.17%, 12/15/52 (a) 364,296
257,306 CP EF Asset Securitization II, LLC,
7.48%, 03/15/32 (a) 257,815
1,900,000 Dell Equipment Finance Trust, 5.65%,
01/22/29 (a) 1,907,313
2,400,000 DLLAD, LLC, 4.79%, 01/20/28 (a) 2,375,601
624,809 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 549,653
1,350,000 First Help Financial, LLC, 5.69%,
02/15/30 (a) 1,349,803
Principal
Amount
Security
Description Value
$ 1,738,437 FirstKey Homes Trust, 1.34%,
08/17/37 (a) $ 1,637,991
55,959 Goal Capital Funding Trust, 6.32%,
08/25/48 (a)(c) 55,958
1,420,000 GreatAmerica Leasing Receivables,
4.98%, 01/18/28 (a) 1,413,229
1,240,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29 (a) 1,237,760
850,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 860,286
1,000,000 Huntington Auto Trust, 5.23%,
01/16/29 (a) 1,001,636
1,094,291 Iowa Student Loan Liquidity Corp.,
6.13%, 08/25/70 (c) 1,083,433
620,411 LAD Auto Receivables Trust, 5.68%,
10/15/26 (a) 620,037
1,865,000 LAD Auto Receivables Trust, 6.12%,
09/15/27 (a) 1,873,822
670,000 MMAF Equipment Finance, LLC,
4.95%, 07/14/31 (a) 667,693
580,600 Navient Student Loan Trust, 7.04%,
10/15/31 (a)(c) 581,919
1,011,214 Navient Student Loan Trust, 0.97%,
12/16/69 (a) 874,053
1,206,125 NMEF Funding, LLC, 6.57%,
06/17/30 (a) 1,215,317
1,051,042 NMEF Funding, LLC, 6.07%,
06/15/29 (a) 1,053,149
907,926 North Texas Higher Education
Authority, Inc., 6.01%, 09/25/61 (c) 891,067
1,161,845 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,062,550
1,950,000 OCCU Auto Receivables Trust, 6.23%,
06/15/28 (a) 1,965,171
1,094,064 PenFed Auto Receivables Owner Trust,
3.96%, 04/15/26 (a) 1,086,940
1,250,000 Porsche Financial Auto Securitization
Trust, 5.79%, 01/22/29 (a) 1,263,659
1,948,163 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,788,886
1,500,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28 (a) 1,499,004
876,000 Santander Drive Auto Receivables Trust,
4.43%, 03/15/27 868,328
1,310,000 SBNA Auto Receivables Trust, 5.32%,
12/15/28 (a) 1,309,705
676,238 SLM Student Loan Trust, 6.62%,
10/25/24 (c) 669,683
574,271 SLM Student Loan Trust, 7.27%,
04/15/29 (c) 574,719
318,244 SLM Student Loan Trust, 7.32%,
07/25/28 (c) 318,272

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
SHORT-INTERMEDIATE BOND FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 146,594 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) $ 144,700
550,221 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 471,402
311,660 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 302,467
720,346 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (a) 612,430
364,496 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48 (a) 346,659
222,270 Tricon American Homes Trust, 2.75%,
03/17/38 (a) 210,690
1,095,050 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 1,080,280
1,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 1,292,835
58,420,396
Non-Agency Commercial Mortgage Backed Securities - 11.0%
1,305,982 BANK 2019-BNK16, 3.93%, 02/15/52 1,302,488
1,436,651 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,403,857
940,000 BX Trust, 6.39%, 09/15/36 (a)(c) 929,425
847,049 BX Trust, 6.29%, 11/15/38 (a)(c) 838,579
390,794 BX Trust, 6.14%, 01/15/34 (a)(c) 388,595
1,100,000 BXHPP Trust, 6.09%, 08/15/36 (a)(c) 1,058,125
894,244 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 852,185
694,907 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 676,646
1,996,093 FirstKey Homes Trust, 4.25%,
07/17/38 (a) 1,942,876
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust, 6.39%, 10/15/36 (a)(c) 1,774,688
462,076 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(b) 3
128,506 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(b) 126,547
247,561 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 242,099
82,134 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 81,031
254,529 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 251,835
247,756 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 244,152
1,770,220 KNDR 2021-KIND A, 6.39%,
08/15/38 (a)(c) 1,737,196
838,877 MHC Commercial Mortgage Trust,
6.24%, 04/15/38 (a)(c) 834,944
611,086 ReadyCap Commercial Mortgage Trust
CLO, 6.97%, 01/25/37 (a)(c) 608,795
Principal
Amount
Security
Description Value
$ 1,375,000 SREIT Trust, 6.02%, 07/15/36 (a)(c) $ 1,361,250
628,615 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(b) 583,565
422,718 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(b) 377,033
924,336 Tricon Residential Trust, 3.86%,
04/17/39 (a) 886,359
1,290,000 TRTX Issuer, Ltd. CLO, 6.97%,
02/15/39 (a)(c) 1,280,901
1,450,000 VASA Trust, 6.34%, 07/15/39 (a)(c) 1,323,911
911,752 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(b) 747,409
2,145,000 WSTN Trust, 6.30%, 07/05/37 (a)(b) 2,162,059
24,016,553
Non-Agency Residential Mortgage Backed Securities - 5.5%
713,932 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (a)(b) 654,238
243,629 BRAVO Residential Funding Trust,
6.07%, 11/25/69 (a)(c) 241,649
488,189 BRAVO Residential Funding Trust,
6.07%, 01/25/70 (a)(c) 487,703
285,130 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(b) 272,720
377,820 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(b) 323,058
295,983 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(b) 289,355
326,642 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 311,759
406,363 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(b) 387,025
37,556 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(b) 35,413
1,146 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/05/25 1,116
160,807 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(b) 149,932
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.57%,
02/25/33 (c) 156,238
132,939 CSMLT Trust, 2.98%, 10/25/30 (a)(b) 123,656
587,613 Finance of America HECM Buyout,
2.69%, 02/25/32 (a)(b) 572,442
526,664 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (a) 503,536
116,134 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (b) 114,302
765,123 JPMorgan Mortgage Trust, 3.00%,
06/25/29 (a)(b) 730,455
251,407 MFRA Trust, 1.79%, 08/25/49 (a)(b) 232,695

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
SHORT-INTERMEDIATE BOND FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 270,206 MFRA Trust, 0.85%, 01/25/56 (a)(b) $ 251,852
512,198 MFRA Trust, 3.91%, 04/25/66 (a)(d) 488,908
254,446 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(b) 244,309
22,766 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(b) 21,228
37,635 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(b) 35,140
63,058 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(b) 58,555
431,162 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(b) 389,203
1,870,000 RCKT Mortgage Trust, 6.14%,
04/25/44 (a)(b) 1,869,139
11,679 Residential Accredit Loans, Inc. Trust
REMIC, 4.78%, 01/05/25 (c) 8,879
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 01/05/25 5,488
264,847 RMF Buyout Issuance Trust, 1.26%,
11/25/31 (a)(b) 257,299
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56 (a)(b) 620,095
701,258 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(b) 671,198
172,579 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(b) 167,060
579,190 Towd Point Mortgage Trust, 2.25%,
02/25/60 (a)(b) 552,289
863,532 Towd Point Mortgage Trust, 2.25%,
11/25/61 (a)(b) 784,975
8,457 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(b) 8,421
12,021,330
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $96,916,264) 94,458,279
Corporate Bonds - 28.4%
Communication Services - 2.6%
2,304,000 AT&T, Inc., 1.70%, 03/25/26 2,154,118
1,420,000 Meta Platforms, Inc., 3.50%, 08/15/27 1,366,234
835,000 Netflix, Inc., 4.38%, 11/15/26 822,420
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 601,267
575,000 Verizon Communications, Inc., 4.13%,
03/16/27 562,793
5,506,832
Consumer Discretionary - 3.5%
250,000 AMC Networks, Inc., 4.25%, 02/15/29 177,177
300,000 Carnival Corp., 4.00%, 08/01/28 (a) 279,448
2,100,000 Dollar General Corp., 3.88%, 04/15/27 2,028,293
1,000,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 970,717
Principal
Amount
Security
Description Value
$ 900,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 $ 903,581
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,062,405
234,000 Mileage Plus Holdings, LLC/Mileage
Plus Intellectual Property Assets,
Ltd., 6.50%, 06/20/27 (a) 235,291
1,200,000 Newell Brands, Inc., 5.70%, 04/01/26 1,178,608
1,100,000 Tapestry, Inc., 7.00%, 11/27/26 1,133,357
7,968,877
Consumer Staples - 0.8%
1,225,000 Campbell Soup Co., 5.20%, 03/19/27 1,227,854
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 433,400
1,661,254
Energy - 1.2%
950,000 Energy Transfer LP, 5.63%, 05/01/27 (a) 946,579
830,000 Energy Transfer LP, 4.95%, 05/15/28 823,062
800,000 Range Resources Corp., 4.88%,
05/15/25 794,687
2,564,328
Financials - 12.8%
730,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 717,569
2,300,000 Bank of America Corp., 3.71%,
04/24/28 (b) 2,200,650
784,000 CBRE Services, Inc., 4.88%, 03/01/26 775,723
620,000 CBRE Services, Inc., 5.50%, 04/01/29 623,743
2,390,000 Citigroup, Inc., 1.46%, 06/09/27 (b) 2,195,288
475,000 Enact Holdings, Inc., 6.50%,
08/15/25 (a) 474,905
2,195,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28 (b) 2,099,593
2,000,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 1,956,962
900,000 JPMorgan Chase & Co., 3.54%,
05/01/28 (b) 859,782
1,285,000 JPMorgan Chase & Co., 5.04%,
01/23/28 (b) 1,280,569
1,410,000 KeyCorp, MTN, 2.25%, 04/06/27 1,269,088
440,000 Morgan Stanley, 2.19%, 04/28/26 (b) 424,491
2,155,000 Morgan Stanley, 5.45%, 07/20/29 (b) 2,173,898
418,000 NNN REIT, Inc., 4.00%, 11/15/25 408,690
1,047,000 NNN REIT, Inc., 3.60%, 12/15/26 1,000,042
1,425,000 Oracle Corp., 5.80%, 11/10/25 1,436,745
840,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 799,419
2,031,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (b)(e) 2,016,944
620,000 Truist Financial Corp., MTN, 4.87%,
01/26/29 (b) 609,714

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
SHORT-INTERMEDIATE BOND FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 935,000 U.S. Bancorp, 5.78%, 06/12/29 (b) $ 951,317
1,105,000 U.S. Bancorp, 5.73%, 10/21/26 (b) 1,110,977
2,145,000 Wells Fargo & Co., 4.81%, 07/25/28 (b) 2,113,508
27,499,617
Health Care - 0.2%
370,000 Little Co. of Mary Hospital of Indiana,
Inc., 1.58%, 11/01/24 360,179
Industrials - 3.5%
1,105,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 1,057,053
575,000 Clean Harbors, Inc., 4.88%,
07/15/27 (a) 557,751
340,000 Harman International Industries, Inc.,
4.15%, 05/15/25 335,109
1,825,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 1,790,960
800,000 Roper Technologies, Inc., 1.00%,
09/15/25 752,172
1,840,000 RTX Corp., 3.50%, 03/15/27 1,767,998
1,573,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,535,469
7,796,512
Information Technology - 1.0%
200,000 NCR Atleos Corp., 9.50%, 04/01/29 (a) 213,922
2,075,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 2,013,567
2,227,489
Materials - 1.1%
1,110,000 Albemarle Corp., 4.65%, 06/01/27 1,089,299
1,360,000 The Mosaic Co., 5.38%, 11/15/28 1,376,340
2,465,639
Utilities - 1.7%
1,550,000 Duke Energy Corp., 4.85%, 01/05/27 1,543,637
625,000 Duke Energy Corp., 3.15%, 08/15/27 588,170
1,550,000 Florida Power & Light Co., 4.40%,
05/15/28 1,533,258
3,665,065
Total Corporate Bonds (Cost $62,650,649) 61,715,792
Government & Agency Obligations - 27.4%
GOVERNMENT SECURITIES - 25.4%
Municipals - 1.3%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 322,691
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 525,191
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 224,312
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,305,062
Principal
Amount
Security
Description Value
$ 235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 $ 210,898
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 154,475
2,742,629
U.S. Treasury Securities - 24.1%
25,490,000 U.S. Treasury Note, 2.25%, 02/15/27 23,996,445
22,380,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 20,684,890
8,300,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 7,835,071
52,516,406
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.0%
Federal Home Loan Mortgage Corp. - 1.1%
212,958 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 189,868
251,399 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 243,590
1,250,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,223,958
293,074 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 47,239
72,261 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 4,619
79,657 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 8,980
108,168 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 105,980
672,207 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (b) 614,318
2,438,552
Federal National Mortgage Association - 0.0%
55,809 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 54,270
166,604 Federal National Mortgage Association
Interest Only, 2.68%, 01/25/39 (b) 903
55,173
Government National Mortgage Association - 0.9%
1,236,245 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,231,783
134,745 Government National Mortgage
Association #559220, 7.00%,
01/15/33 134,360
94,402 Government National Mortgage
Association #610022, 5.60%,
08/15/34 93,986

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
SHORT-INTERMEDIATE BOND FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 357,198 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 $ 358,044
1,818,173
Total Government & Agency Obligations (Cost
$60,518,647) 59,570,933
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
400 U.S. Bancorp, Series A (callable at 1,000
beginning 04/29/24), 16.67% (b)(e) 337,780
Total Preferred Stocks (Cost $410,420) 337,780
Short-Term Investments - 0.3%
Investment Company - 0.3%
741,900 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.20% (f) 741,900
Total Short-Term Investments (Cost $741,900) 741,900
Investments, at value - 99.7% (Cost $221,237,880) 216,824,684
Other assets in excess of liabilities - 0.3% 723,019
NET ASSETS - 100.0% $ 217,547,703
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2024, the aggregate value of these liquid securities were $91,734,003 or 42.2% of net assets.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2024.
(c) Floating rate security. Rate presented is as of March 31, 2024.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31,
2024.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
INCOME FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 21.0%
Asset Backed Securities - 8.2%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 872,572
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,201,991
548,946 Capital Automotive, 1.44%,
08/15/51 (a) 490,836
852,915 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (a) 771,265
346,085 Commonbond Student Loan Trust,
1.17%, 09/25/51 (a) 292,441
679,039 CoreVest American Finance, Ltd.,
1.17%, 12/15/52 (a) 636,116
543,160 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 507,854
450,811 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 400,873
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 832,776
858,212 Home Partners of America Trust,
2.20%, 01/17/41 (a) 752,370
494,319 Navient Student Loan Trust, 7.04%,
10/15/31 (a)(b) 495,442
456,161 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 389,475
269,978 Nelnet Student Loan Trust, 1.63%,
04/20/62 (a) 246,543
484,055 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 437,632
810,489 Progress Residential Trust, 1.52%,
07/17/38 (a) 742,708
600,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28 (a) 599,602
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 392,232
547,657 SLM Student Loan Trust, 6.62%,
10/25/24 (b) 542,349
776,805 SLM Student Loan Trust, 7.27%,
04/15/29 (b) 777,410
86,044 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 84,933
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 548,740
1,197,796 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,054,529
932,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 873,132
13,943,821
Principal
Amount
Security
Description Value
Non-Agency Commercial Mortgage Backed Securities - 4.8%
$ 1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (a)(c) $ 1,058,384
790,000 BX Trust, 6.39%, 09/15/36 (a)(b) 781,113
751,278 CD Commercial Mortgage Trust,
4.21%, 08/15/51 732,785
790,000 Goldman Sachs Mortgage Securities
Trust, 6.33%, 11/15/36 (a)(b) 785,803
699,896 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(c) 5
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 953,081
600,924 MHC Commercial Mortgage Trust,
6.29%, 05/15/38 (a)(b) 598,107
253,009 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 247,279
663,538 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(c) 615,985
326,097 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 290,854
609,562 Tricon Residential Trust, 3.86%,
04/17/39 (a) 584,518
766,013 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 750,856
865,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 815,946
8,214,716
Non-Agency Residential Mortgage Backed Securities - 8.0%
326,662 BRAVO Residential Funding Trust,
6.07%, 11/25/69 (a)(b) 324,008
1,050,700 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 898,409
226,246 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 215,937
333,131 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 317,278
259,225 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 244,436
74,926 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 71,806
14,893 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 14,260
1,146 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/05/25 1,116
764,943 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) 688,975

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
INCOME FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 829,127 Credit Suisse Mortgage Trust, 2.50%,
11/25/56 (a)(c) $ 725,922
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.57%,
02/25/33 (b) 156,238
127,826 CSMLT Trust, 2.98%, 10/25/30 (a)(c) 118,900
796,524 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (a) 761,545
643,146 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 558,588
668,437 Flagstar Mortgage Trust, 2.50%,
07/25/51 (a)(c) 583,642
121,156 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (c) 119,244
966,280 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 843,327
825,167 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 714,961
543,718 MFRA Trust, 3.91%, 04/25/66 (a)(d) 518,994
292,813 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 277,062
223,209 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 205,756
125,566 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 117,087
95,797 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 89,447
224,727 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 208,680
626,368 Onslow Bay Financial LLC, 3.00%,
02/25/52 (a)(c) 556,442
1,348,764 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,171,338
795,369 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 690,797
940,297 PSMC Trust, 2.50%, 08/25/51 (a)(c) 822,906
13,711 Residential Accredit Loans, Inc. Trust
REMIC, 4.78%, 01/05/25 (b) 10,424
807,500 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) 701,172
206,574 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 195,971
2,273 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 2,263
809,823 Woodward Capital Management,
2.50%, 01/25/52 (a)(c) 698,553
13,625,484
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $39,259,420) 35,784,021
Principal
Amount
Security
Description Value
Corporate Bonds - 25.5%
Communication Services - 1.8%
$ 805,000 Alphabet, Inc., 2.25%, 08/15/60 $ 463,581
990,000 AT&T, Inc., 4.30%, 12/15/42 849,058
1,180,000 Meta Platforms, Inc., 3.85%, 08/15/32 1,105,737
785,000 Verizon Communications, Inc., 3.55%,
03/22/51 582,753
3,001,129
Consumer Discretionary - 3.5%
1,210,000 Dollar General Corp., 3.50%, 04/03/30 1,106,324
300,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 291,215
600,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 602,387
980,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 859,749
1,380,000 McDonald's Corp., 3.63%, 09/01/49 1,048,005
335,000 Newell Brands, Inc., 5.70%, 04/01/26 329,028
445,000 Tapestry, Inc., 7.70%, 11/27/30 474,554
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,042,505
5,753,767
Consumer Staples - 1.0%
1,370,000 Campbell Soup Co., 2.38%, 04/24/30 1,172,977
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 522,050
1,695,027
Energy - 0.7%
825,000 Energy Transfer LP, 5.55%, 05/15/34 827,513
480,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 403,843
1,231,356
Financials - 9.4%
375,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 368,614
1,400,000 Bank of America Corp., 2.69%,
04/22/32 (c) 1,185,030
1,330,000 CBRE Services, Inc., 2.50%, 04/01/31 1,100,565
1,210,000 Citigroup, Inc., 4.91%, 05/24/33 (c) 1,166,522
1,444,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,223,443
1,175,000 JPMorgan Chase & Co., 5.34%,
01/23/35 (c) 1,179,591
1,155,000 KeyCorp, MTN, 2.25%, 04/06/27 1,039,572
1,225,000 Morgan Stanley, 4.89%, 07/20/33 (c) 1,188,104
1,145,000 Regions Financial Corp., 1.80%,
08/12/28 986,863
1,100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,092,387
947,000 The Chubb Corp., 6.80%, 11/15/31 1,059,067

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
INCOME FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,395,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33 (c) $ 1,193,068
1,055,000 Truist Financial Corp., MTN, 5.12%,
01/26/34 (c) 1,015,467
445,000 U.S. Bancorp, 4.84%, 02/01/34 (c) 422,554
895,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 856,878
1,365,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 1,176,650
16,254,375
Industrials - 3.9%
1,299,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,097,337
460,000 BMW Finance NV, 2.85%, 08/14/29 (a) 420,195
1,225,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,112,353
1,177,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,105,552
1,212,000 RTX Corp., 4.88%, 10/15/40 1,131,351
815,000 TTX Co., 4.60%, 02/01/49 (a) 736,883
1,385,000 Waste Management, Inc., 1.50%,
03/15/31 1,114,306
6,717,977
Information Technology - 2.3%
368,000 eBay, Inc., 3.60%, 06/05/27 353,339
1,190,000 Oracle Corp., 2.30%, 03/25/28 1,074,485
1,125,000 QUALCOMM, Inc., 4.30%, 05/20/47 991,885
448,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 362,667
1,320,000 Xilinx, Inc., 2.38%, 06/01/30 1,145,319
3,927,695
Materials - 1.0%
450,000 Albemarle Corp., 5.05%, 06/01/32 431,611
376,000 Albemarle Corp., 5.45%, 12/01/44 347,629
819,000 The Mosaic Co., 5.45%, 11/15/33 818,745
1,597,985
Real Estate - 0.6%
1,125,000 NNN REIT, Inc., 4.30%, 10/15/28 1,087,364
Utilities - 1.3%
1,090,000 Duke Energy Corp., 5.75%, 09/15/33 1,119,703
314,000 PacifiCorp, 6.25%, 10/15/37 330,650
670,093 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34 (a) 648,205
2,098,558
Total Corporate Bonds (Cost $46,917,274) 43,365,233
Principal
Amount
Security
Description Value
Government & Agency Obligations - 51.9%
GOVERNMENT SECURITIES - 23.5%
Municipals - 1.1%
$ 340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 $ 351,802
480,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 494,920
260,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 265,938
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 104,153
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 231,823
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 441,510
1,890,146
Treasury Inflation Index Securities - 0.4%
706,199 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 693,398
U.S. Treasury Securities - 22.0%
9,250,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,227,803
8,175,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 7,028,265
16,450,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 13,893,824
2,600,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 2,530,938
9,190,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,755,955
37,436,785
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 28.4%
Federal Home Loan Mortgage Corp. - 13.8%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 (c) 668,798
368,233 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 345,737
4,420 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 4,354
936,351 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 785,125
1,079,309 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 1,001,343
1,671,747 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,592,579
1,441,497 Federal Home Loan Mortgage Corp.
#RA8528, 5.00%, 02/01/53 1,419,811

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
INCOME FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,531,217 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 $ 1,560,632
1,677,500 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,569,488
2,170,693 Federal Home Loan Mortgage Corp.
#SD1087, 3.50%, 06/01/52 1,950,771
2,918,898 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,712,733
1,874,159 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,795,417
105,367 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 103,709
105,201 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 103,473
921,139 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 822,380
257,345 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 252,381
311,831 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 295,443
623,411 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 590,702
721,412 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 116,279
125,054 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 121,816
3,814 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 3,797
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 907,737
634,599 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 583,296
538,654 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 519,747
305,549 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 279,236
685,675 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 612,155
701,994 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 626,941
434,362 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 389,311
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,323,385
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 445,566
23,504,142
Federal National Mortgage Association - 13.1%
70,074 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 70,441
Principal
Amount
Security
Description Value
$ 58,337 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 $ 57,212
5,678 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 5,739
165 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 164
52,130 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 51,124
336,552 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 300,469
1,880 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 1,862
115,895 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 113,677
21,170 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 21,932
255,263 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 242,749
82,571 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 78,939
163,004 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27 (c) 153,420
1,167,979 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,073,291
1,192,065 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,074,129
276,766 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 262,223
365,641 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 357,206
299,161 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 283,198
365,857 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 318,930
356,559 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 326,046
1,084,706 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 938,163
1,365,135 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,187,548
480,538 Federal National Mortgage Association
#CB4561, 5.00%, 09/01/52 472,734
2,996,114 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,586,213
2,161,118 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,945,199
1,819,171 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,702,674
1,030,973 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 889,763
2,180,847 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,956,822

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
INCOME FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,195,891 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 $ 1,179,227
1,810,790 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,783,021
258,768 Federal National Mortgage Association
Interest Only, 2.68%, 01/25/39 (c) 1,403
756,997 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 668,989
436,064 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29 (c) 415,626
145,399 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 141,060
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 899,278
799,441 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 796,273
22,356,744
Government National Mortgage Association - 1.5%
351,988 Government National Mortgage
Association, 2.85%, 04/16/50 336,064
372,987 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 356,899
841,167 Government National Mortgage
Association #786915, 5.50%,
09/20/53 848,572
380,533 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 335,628
704,370 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 706,038
2,583,201
Total Government & Agency Obligations (Cost
$95,140,476) 88,464,416
Shares
Security
Description Value
Short-Term Investments - 1.2%
Investment Company - 1.2%
2,086,727 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.20% (g) 2,086,727
Total Short-Term Investments (Cost $2,086,727) 2,086,727
Investments, at value - 99.6% (Cost $183,403,897) 169,700,397
Other assets in excess of liabilities - 0.4% 632,218
NET ASSETS - 100.0% $ 170,332,615
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2024, the aggregate value of these liquid securities were $35,094,057 or 20.6% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2024.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2024.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2024.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
NEBRASKA TAX-FREE FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 95.4%
GOVERNMENT SECURITIES - 94.0%
Municipals - 94.0%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 114,888
Illinois - 0.9%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 272,069
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 227,316
499,385
Iowa - 0.4%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 234,152
Nebraska - 87.8%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 259,029
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 285,399
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 356,611
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 182,671
350,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/32 373,695
305,000 City of Ashland NE, Nebraska GO,
3.85%, 04/01/34 302,919
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 299,865
350,000 City of Bellevue NE, Nebraska GO,
5.00%, 09/15/30 385,860
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 320,562
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 217,429
270,000 City of Blair NE, Nebraska GO, 5.00%,
06/15/28 290,485
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 49,750
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 106,084
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 340,138
250,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 272,180
Principal
Amount
Security
Description Value
$ 130,000 City of Crete NE, Nebraska GO,
3.70%, 05/01/26 $ 128,962
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 199,566
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 131,106
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 354,122
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 248,057
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 341,225
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 157,166
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 449,009
400,000 City of Hickman NE, Nebraska GO,
4.00%, 02/15/25 398,728
300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 304,369
130,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 125,573
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 357,830
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 371,706
150,000 City of La Vista NE, Nebraska GO,
5.00%, 09/15/33 160,278
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 233,360
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 156,214
150,000 City of Nebraska City NE, Nebraska
GO, 3.80%, 01/15/33 148,796
195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 189,566
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 356,337
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 48,306
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 195,903
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 390,253
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 228,821
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 575,466

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
NEBRASKA TAX-FREE FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 500,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/37 $ 585,167
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 376,795
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 247,499
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 192,251
90,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 89,526
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 359,391
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 275,403
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 307,089
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 455,749
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 241,070
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 120,785
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 315,391
250,000 County of Sarpy NE, Nebraska GO,
3.00%, 06/01/29 248,671
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 181,482
400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 410,436
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 251,694
250,000 Custer County School District No. 25,
Nebraska GO, 5.00%, 12/15/33 273,005
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 340,238
370,000 Dodge County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 410,119
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,163,613
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 199,108
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 227,626
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 748,126
Principal
Amount
Security
Description Value
$ 200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 $ 181,893
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,013
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 249,686
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 91,912
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 246,259
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 209,225
250,000 Douglas County School District No. 10,
Nebraska GO, 4.00%, 12/15/32 263,461
200,000 Douglas County School District No. 17,
Nebraska GO, 5.00%, 06/15/34 238,382
325,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 328,154
175,000 Douglas County School District No. 54,
Nebraska GO, 5.00%, 12/15/29 193,394
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 256,445
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 718,138
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 750,473
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 295,052
155,000 Gretna Fire Protection District,
Nebraska GO, 3.20%, 06/01/28 148,770
200,000 Gretna Public Schools, Nebraska GO,
5.00%, 12/15/30 213,306
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 549,146
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 387,550
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 502,214
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 725,052
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 151,971
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 290,022
150,000 Lancaster County School District No. 1,
Nebraska GO, 4.00%, 01/15/31 153,431

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
NEBRASKA TAX-FREE FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 $ 317,582
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 305,418
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 220,487
275,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 283,723
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 494,457
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 954,986
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 275,768
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 519,210
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 121,025
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 327,089
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 365,587
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 299,051
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/32 230,265
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 210,265
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 469,604
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 148,420
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 98,757
265,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 254,174
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 142,520
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 203,901
Principal
Amount
Security
Description Value
$ 315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 $ 311,509
455,000 Nebraska State Colleges Facilities Corp.,
Nebraska RB, 5.00%, 07/15/29 498,474
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 427,373
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 321,846
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 417,128
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 631,275
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 364,367
210,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 214,022
160,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 176,712
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 402,659
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 346,673
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 788,842
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 516,578
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 176,294
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 611,970
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 272,073
700,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 700,984
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 446,108
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 274,835
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 230,121
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 345,354
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 777,831
145,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 144,995
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 88,838

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
NEBRASKA TAX-FREE FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 $ 96,091
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 92,410
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 299,414
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 297,040
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 307,022
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 303,389
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 406,700
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 286,507
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 267,893
500,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 512,935
100,000 Village of Alda NE, Nebraska GO,
4.00%, 12/15/24 99,636
140,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 138,167
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 415,144
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,695,458
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 193,983
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 182,921
265,000 Wayne County School District No. 17,
Nebraska GO, 5.00%, 12/15/28 285,741
250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 281,430
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 96,424
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 435,033
48,460,067
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 488,084
South Dakota - 0.8%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 419,358
Principal
Amount
Security
Description Value
Texas - 1.4%
$ 200,000 City of Austin TX Electric Utility
Revenue, Texas RB, 5.00%, 11/15/36 $ 233,137
360,000 City of Lubbock TX, Texas GO, 5.00%,
02/15/36 410,688
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 148,145
791,970
Wisconsin - 1.6%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 416,654
500,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 492,339
908,993
51,916,897
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 1.4%
293,191 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41 (a) 238,270
582,748 Federal Home Loan Mortgage Corp. ,
2.65%, 04/01/29 539,895
778,165
Total Government & Agency Obligations (Cost
$54,551,832) 52,695,062
Shares
Security
Description Value
Short-Term Investments - 5.0%
Investment Company - 5.0%
2,753,360 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.20% (b) 2,753,360
Total Short-Term Investments (Cost $2,753,360) 2,753,360
Investments, at value - 100.4% (Cost $57,305,192) 55,448,422
Other liabilities in excess of assets - (0.4)% (235,042)
NET ASSETS - 100.0% $ 55,213,380
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2024, the aggregate value of these liquid securities were $238,270 or
0.4% of net assets.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
BALANCED FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 61.8%
Communication Services - 5.0%
13,850 Alphabet, Inc., Class C (a) $ 2,108,801
7,850 Comcast Corp., Class A 340,298
2,535 Meta Platforms, Inc., Class A 1,230,945
12,300 Verizon Communications, Inc. 516,108
4,196,152
Consumer Discretionary - 7.1%
11,935 Amazon.com, Inc. (a) 2,152,835
132 Booking Holdings, Inc. 478,880
10,400 Gentex Corp. 375,648
4,905 NIKE, Inc., Class B 460,972
355 O'Reilly Automotive, Inc. (a) 400,752
1,165 Pool Corp. 470,078
2,580 Royal Caribbean Cruises, Ltd. (a) 358,646
2,215 The Home Depot, Inc. 849,674
11,100 Upbound Group, Inc., Class A 390,831
5,938,316
Consumer Staples - 3.4%
4,645 Church & Dwight Co., Inc. 484,520
1,456 Constellation Brands, Inc., Class A 395,683
945 Costco Wholesale Corp. 692,335
5,270 Lamb Weston Holdings, Inc. 561,413
11,870 Walmart, Inc. 714,218
2,848,169
Energy - 2.6%
1,970 Diamondback Energy, Inc. 390,395
2,980 EOG Resources, Inc. 380,963
7,710 Exxon Mobil Corp. 896,210
2,850 Phillips 66 465,519
2,133,087
Financials - 8.4%
6,070 Brown & Brown, Inc. 531,368
2,300 Chubb, Ltd. 595,999
2,760 CME Group, Inc. 594,200
10,500 Equitable Holdings, Inc. 399,105
7,300 First American Financial Corp. 445,665
4,875 Fiserv, Inc. (a) 779,122
5,400 JPMorgan Chase & Co. 1,081,620
1,890 Mastercard, Inc., Class A 910,167
1,060 Moody's Corp. 416,612
2,780 Morgan Stanley 261,765
1,870 The PNC Financial Services Group, Inc. 302,192
11,650 Wells Fargo & Co. 675,234
6,993,049
Health Care - 7.2%
6,460 Abbott Laboratories 734,243
2,150 Amgen, Inc. 611,288
6,000 AMN Healthcare Services, Inc. (a) 375,060
6,960 Edwards Lifesciences Corp. (a) 665,098
1,510 Eli Lilly & Co. 1,174,720
525 Humana, Inc. 182,028
Shares
Security
Description Value
3,000 Inmode, Ltd. (a) $ 64,830
4,240 Jazz Pharmaceuticals PLC (a) 510,581
4,450 Lantheus Holdings, Inc. (a) 276,968
1,415 Thermo Fisher Scientific, Inc. 822,412
3,130 Zoetis, Inc. 529,627
5,946,855
Industrials - 6.1%
4,350 AMETEK, Inc. 795,615
1,255 Cintas Corp. 862,223
20,900 CSX Corp. 774,763
4,070 MasTec, Inc. (a) 379,527
990 Paycom Software, Inc. 197,020
8,807 RTX Corp. 858,947
4,190 The Timken Co. 366,332
3,815 Waste Management, Inc. 813,167
5,047,594
Information Technology - 17.7%
1,485 Adobe, Inc. (a) 749,331
5,550 Amphenol Corp., Class A 640,193
16,925 Apple, Inc. 2,902,299
2,540 CDW Corp. 649,681
3,972 Entegris, Inc. 558,225
6,730 Microchip Technology, Inc. 603,748
9,055 Microsoft Corp. 3,809,620
12,858 Napco Security Technologies, Inc. 516,377
3,500 NVIDIA Corp. 3,162,460
6,300 Perficient, Inc. (a) 354,627
4,680 QUALCOMM, Inc. 792,324
14,738,885
Materials - 1.7%
4,340 Berry Global Group, Inc. 262,483
2,375 FMC Corp. 151,288
1,520 Linde PLC 705,766
52,831 PureCycle Technologies, Inc. (a) 328,609
1,448,146
Real Estate - 1.4%
2,055 American Tower Corp. REIT 406,047
8,390 First Industrial Realty Trust, Inc. REIT 440,811
2,335 Sun Communities, Inc. REIT 300,234
1,147,092
Utilities - 1.2%
2,290 American Water Works Co., Inc. 279,861
2,280 Atmos Energy Corp. 271,024
6,540 NextEra Energy, Inc. 417,971
968,856
Total Common Stocks (Cost $24,659,724) 51,406,201

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
BALANCED FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 8.8%
Asset Backed Securities - 4.9%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) $ 140,884
177,358 American Homes 4 Rent Trust, 3.68%,
12/17/36 (b) 174,379
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 47,560
135,774 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (b) 135,438
61,860 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 61,128
94,585 CCG Receivables Trust, 5.82%,
09/16/30 (b) 94,901
120,000 CCG Receivables Trust, 6.28%,
04/14/32 (b) 121,335
116,619 CCG Receivables Trust, 3.91%,
07/16/29 (b) 115,202
233,858 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 218,638
113,094 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (b) 102,267
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29 (b) 285,689
285,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28 (b) 287,411
26,233 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 24,993
33,171 CoreVest American Finance, Ltd.,
1.83%, 03/15/50 (b) 32,317
45,167 DLLMT, LLC, 1.00%, 07/21/25 (b) 44,479
41,654 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 36,643
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 122,869
200,000 GreatAmerica Leasing Receivables,
4.98%, 01/18/28 (b) 199,046
170,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29 (b) 169,693
230,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 232,783
135,000 Huntington Auto Trust, 5.23%,
01/16/29 (b) 135,221
225,000 LAD Auto Receivables Trust, 6.12%,
09/15/27 (b) 226,064
58,420 Navient Student Loan Trust, 7.04%,
10/15/31 (b)(d) 58,552
39,604 NMEF Funding, LLC, 6.07%,
06/15/29 (b) 39,684
78,166 North Texas Higher Education
Authority, Inc., 6.01%, 09/25/61 (d) 76,714
Principal
Amount
Security
Description Value
$ 119,482 Progress Residential Trust, 1.52%,
07/17/38 (b) $ 109,490
200,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28 (b) 199,867
87,166 SLM Student Loan Trust, 7.27%,
04/15/29 (d) 87,234
13,238 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 13,067
164,562 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (b) 139,909
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 64,558
118,093 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 103,968
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (b) 168,631
4,070,614
Non-Agency Commercial Mortgage Backed Securities - 2.8%
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (b)(c) 138,050
148,350 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 144,963
84,534 BX Commercial Mortgage Trust,
6.34%, 02/15/39 (b)(d) 84,111
160,000 BX Trust, 6.39%, 09/15/36 (b)(d) 158,200
109,197 CD Commercial Mortgage Trust,
4.21%, 08/15/51 106,509
175,000 Goldman Sachs Mortgage Securities
Trust, 6.33%, 11/15/36 (b)(d) 174,070
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 160,308
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 178,982
48,206 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 47,696
26,566 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 26,179
143,799 KNDR 2021-KIND A, 6.39%,
08/15/38 (b)(d) 141,117
101,848 ReadyCap Commercial Mortgage Trust
CLO, 6.97%, 01/25/37 (b)(d) 101,466
75,000 SREIT Trust, 6.02%, 07/15/36 (b)(d) 74,250
67,792 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (b)(c) 62,933
129,907 Tricon Residential Trust, 3.86%,
04/17/39 (b) 124,569
100,000 TRTX Issuer, Ltd. CLO, 6.97%,
02/15/39 (b)(d) 99,295
69,218 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 67,849

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
BALANCED FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 $ 141,494
95,638 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) 78,400
220,000 WSTN Trust, 6.30%, 07/05/37 (b)(c) 221,750
2,332,191
Non-Agency Residential Mortgage Backed Securities - 1.1%
95,191 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (b)(c) 87,232
143,932 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 123,070
17,938 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 17,537
136,554 Chase Mortgage Finance Corp., 3.50%,
06/25/62 (b)(c) 122,538
35,898 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 34,189
11,679 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 11,012
100,249 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 90,293
33,012 Finance of America HECM Buyout,
2.69%, 02/25/32 (b)(c) 32,160
87,052 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (b) 83,229
13,811 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (c) 13,593
22,137 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 20,556
154,387 Onslow Bay Financial LLC, 3.00%,
02/25/52 (b)(c) 137,151
115,345 Towd Point Mortgage Trust, 2.25%,
11/25/61 (b)(c) 104,852
877,412
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $7,612,814) 7,280,217
Corporate Bonds - 11.0%
Communication Services - 1.0%
303,000 AT&T, Inc., 4.30%, 02/15/30 291,204
310,000 Meta Platforms, Inc., 3.85%, 08/15/32 290,490
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 309,945
891,639
Consumer Discretionary - 1.6%
310,000 Dollar General Corp., 3.50%, 04/03/30 283,438
200,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 200,796
330,000 McDonald's Corp., 2.13%, 03/01/30 283,994
50,000 Newell Brands, Inc., 5.70%, 04/01/26 49,109
50,000 Starbucks Corp., 2.00%, 03/12/27 46,049
175,000 Tapestry, Inc., 7.70%, 11/27/30 186,622
Principal
Amount
Security
Description Value
$ 335,000 The Walt Disney Co., 2.65%, 01/13/31 $ 294,924
1,344,932
Consumer Staples - 0.5%
250,000 Campbell Soup Co., 2.38%, 04/24/30 214,047
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 153,984
368,031
Financials - 4.2%
345,000 Bank of America Corp., 2.69%,
04/22/32 (c) 292,025
326,000 CBRE Services, Inc., 2.50%, 04/01/31 269,763
300,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 289,281
270,000 CME Group, Inc., 3.00%, 03/15/25 264,486
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 296,541
340,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 301,095
150,000 KeyCorp, MTN, 2.25%, 04/06/27 135,009
285,000 Morgan Stanley, 4.89%, 07/20/33 (c) 276,416
225,000 Regions Financial Corp., 1.80%,
08/12/28 193,925
100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 99,308
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 216,326
305,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 295,691
75,000 U.S. Bancorp, 4.84%, 02/01/34 (c) 71,217
170,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 162,759
345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 297,395
3,461,237
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 102,212
37,000 Becton Dickinson & Co., 3.73%,
12/15/24 36,522
138,734
Industrials - 2.1%
265,000 Agilent Technologies, Inc., 2.10%,
06/04/30 223,860
230,000 BMW Finance NV, 2.85%, 08/14/29 (b) 210,097
300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 295,684
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 244,217
130,000 TTX Co., 3.60%, 01/15/25 (b) 128,044
175,000 Union Pacific Corp., 3.95%, 09/10/28 170,594

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
BALANCED FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) $ 244,035
285,000 Waste Management, Inc., 1.50%,
03/15/31 229,298
1,745,829
Information Technology - 1.5%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 143,226
305,000 eBay, Inc., 3.60%, 06/05/27 292,849
185,000 Oracle Corp., 2.30%, 03/25/28 167,042
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 284,562
70,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 56,667
345,000 Xilinx, Inc., 2.38%, 06/01/30 299,345
1,243,691
Total Corporate Bonds (Cost $9,826,819) 9,194,093
Government & Agency Obligations - 15.3%
GOVERNMENT SECURITIES - 14.8%
Municipals - 0.2%
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 100,374
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 44,077
144,451
Treasury Inflation Index Securities - 0.3%
276,392 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 270,060
U.S. Treasury Securities - 14.3%
50,000 U.S. Treasury Bond, 3.63%, 08/15/43 44,475
195,000 U.S. Treasury Note, 2.13%, 11/30/24 191,058
2,240,000 U.S. Treasury Note, 2.13%, 05/15/25 2,170,788
2,665,000 U.S. Treasury Note, 2.25%, 02/15/27 2,508,848
3,550,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,052,029
3,460,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 2,922,348
1,050,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 1,022,109
11,911,655
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.5%
Federal Home Loan Mortgage Corp. - 0.3%
46,454 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 45,011
11,714 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 11,477
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 210,340
266,828
Federal National Mortgage Association - 0.1%
9,414 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 9,204
Principal
Amount
Security
Description Value
$ 65,410 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29 (c) $ 62,344
71,548
Government National Mortgage Association - 0.1%
63,121 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 60,398
Total Government & Agency Obligations (Cost
$13,148,482) 12,724,940
Shares
Security
Description Value
Short-Term Investments - 3.0%
Investment Company - 3.0%
2,529,362 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.20% (h) 2,529,362
Total Short-Term Investments (Cost $2,529,362) 2,529,362
Investments, at value - 99.9% (Cost $57,777,201) 83,134,813
Other assets in excess of liabilities - 0.1% 89,541
NET ASSETS - 100.0% $ 83,224,354
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2024, the aggregate value of these liquid securities were $7,041,597 or
8.5% of net assets.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2024.
(d) Floating rate security. Rate presented is as of March 31, 2024.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2024.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
CLO Collateralized Loan Obligation
GO General Obligation
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
SMALL/MID CAP FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.5%
Communication Services - 1.3%
1,027 Nexstar Media Group, Inc., Class A $ 176,942
Consumer Discretionary - 13.3%
1,738 Burlington Stores, Inc. (a) 403,546
1,745 Dorman Products, Inc. (a) 168,201
5,974 Gentex Corp. 215,781
1,457 LGI Homes, Inc. (a) 169,551
3,765 Ollie's Bargain Outlet Holdings, Inc. (a) 299,581
1,591 Tractor Supply Co. 416,397
2,114 Wyndham Hotels & Resorts, Inc. 162,249
1,835,306
Consumer Staples - 3.3%
805 Casey's General Stores, Inc. 256,353
940 Lancaster Colony Corp. 195,172
451,525
Energy - 5.3%
9,853 CNX Resources Corp. (a) 233,713
8,826 Marathon Oil Corp. 250,129
5,088 SM Energy Co. 253,637
737,479
Financials - 15.8%
4,819 Atlantic Union Bankshares Corp. 170,159
2,510 Brown & Brown, Inc. 219,725
1,967 Cullen/Frost Bankers, Inc. 221,425
181 Markel Group, Inc. (a) 275,388
4,088 Moelis & Co., Class A 232,076
2,705 Selective Insurance Group, Inc. 295,305
3,175 SouthState Corp. 269,970
4,396 Stifel Financial Corp. 343,635
1,920 UMB Financial Corp. 167,021
2,194,704
Health Care - 11.0%
3,067 AMN Healthcare Services, Inc. (a) 191,718
4,108 Enovis Corp. (a) 256,545
638 ICON PLC (a) 214,336
1,926 Integer Holdings Corp. (a) 224,726
832 Molina Healthcare, Inc. (a) 341,810
2,826 Revvity, Inc. 296,730
1,525,865
Industrials - 23.8%
1,128 Broadridge Financial Solutions, Inc. 231,082
805 CACI International, Inc., Class A (a) 304,958
866 Carlisle Cos., Inc. 339,342
2,483 EnerSys 234,544
1,215 Enpro, Inc. 205,056
7,330 ExlService Holdings, Inc. (a) 233,094
2,376 Fortune Brands Innovations, Inc. 201,176
2,215 Franklin Electric Co., Inc. 236,584
2,155 ICF International, Inc. 324,608
1,913 Oshkosh Corp. 238,570
886 Quanta Services, Inc. 230,183
Shares
Security
Description Value
2,530 Robert Half, Inc. $ 200,578
1,752 Tetra Tech, Inc. 323,612
3,303,387
Information Technology - 14.9%
2,960 Ambarella, Inc. (a) 150,279
3,161 Blackbaud, Inc. (a) 234,357
2,188 Diodes, Inc. (a) 154,254
1,128 Littelfuse, Inc. 273,371
2,007 MKS Instruments, Inc. 266,931
1,356 Onto Innovation, Inc. (a) 245,544
3,692 Power Integrations, Inc. 264,163
1,665 PTC, Inc. (a) 314,585
1,000 Qualys, Inc. (a) 166,870
2,070,354
Materials - 3.6%
1,322 Balchem Corp. 204,844
2,410 RPM International, Inc. 286,669
491,513
Real Estate - 5.3%
3,913 Agree Realty Corp. REIT 223,511
1,195 Jones Lang LaSalle, Inc. (a) 233,132
2,302 Lamar Advertising Co., Class A REIT 274,882
731,525
Utilities - 1.9%
2,853 IDACORP, Inc. 265,015
Total Common Stocks (Cost $10,280,558) 13,783,615
Shares
Security
Description Value
Short-Term Investments - 0.9%
Investment Company - 0.9%
126,921 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.20% (b) 126,921
Total Short-Term Investments (Cost $126,921) 126,921
Investments, at value - 100.4% (Cost $10,407,479) 13,910,536
Other liabilities in excess of assets - (0.4)% (58,196)
NET ASSETS - 100.0% $ 13,852,340

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024
SMALL COMPANY FUND
Annual Report 2024
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 96.8%
Communication Services - 0.7%
849,885 Gray Television, Inc. $ 5,371,273
Consumer Discretionary - 12.0%
170,989 Acushnet Holdings Corp. 11,276,725
140,659 Boot Barn Holdings, Inc. (a) 13,383,704
128,884 Dorman Products, Inc. (a) 12,423,129
93,862 LGI Homes, Inc. (a) 10,922,721
177,554 Monarch Casino & Resort, Inc. 13,314,774
173,486 Ollie's Bargain Outlet Holdings, Inc. (a) 13,804,281
132,238 Patrick Industries, Inc. 15,798,474
90,923,808
Consumer Staples - 0.9%
8,421 Coca-Cola Consolidated, Inc. 7,127,619
Energy - 7.9%
593,393 CNX Resources Corp. (a) 14,075,282
372,949 Northern Oil & Gas, Inc. 14,798,616
704,436 Permian Resources Corp. 12,440,340
376,660 SM Energy Co. 18,776,501
60,090,739
Financials - 16.8%
377,945 Atlantic Union Bankshares Corp. 13,345,238
304,868 BRP Group, Inc., Class A (a) 8,822,880
194,467 Cass Information Systems, Inc. 9,367,475
159,713 Mercantile Bank Corp. 6,147,353
273,111 Moelis & Co., Class A 15,504,512
214,663 Origin Bancorp, Inc. 6,706,072
335,197 Seacoast Banking Corp. of Florida 8,510,652
175,128 Selective Insurance Group, Inc. 19,118,724
170,774 SouthState Corp. 14,520,913
212,665 Stewart Information Services Corp. 13,835,985
123,674 UMB Financial Corp. 10,758,401
126,638,205
Health Care - 12.1%
133,808 Addus HomeCare Corp. (a) 13,827,719
161,713 AMN Healthcare Services, Inc. (a) 10,108,680
477,712 Avanos Medical, Inc. (a) 9,511,246
210,431 Enovis Corp. (a) 13,141,416
180,551 Integer Holdings Corp. (a) 21,066,691
203,102 Omnicell, Inc. (a) 5,936,671
161,568 Pacira BioSciences, Inc. (a) 4,721,017
136,948 Simulations Plus, Inc. 5,635,410
222,299 Supernus Pharmaceuticals, Inc. (a) 7,582,619
91,531,469
Industrials - 21.2%
44,141 Alamo Group, Inc. 10,078,714
90,704 American Woodmark Corp. (a) 9,220,969
61,956 CSW Industrials, Inc. 14,534,878
118,609 EnerSys 11,203,806
115,895 Enpro, Inc. 19,559,599
90,716 ESCO Technologies, Inc. 9,711,148
396,999 ExlService Holdings, Inc. (a) 12,624,568
141,158 Franklin Electric Co., Inc. 15,077,086
Shares
Security
Description Value
120,281 ICF International, Inc. $ 18,117,927
197,393 Kforce, Inc. 13,920,154
228,437 Korn Ferry 15,022,017
111,585 NV5 Global, Inc. (a) 10,936,446
160,007,312
Information Technology - 14.3%
120,820 Advanced Energy Industries, Inc. 12,321,224
174,997 Ambarella, Inc. (a) 8,884,598
414,483 Benchmark Electronics, Inc. 12,438,635
180,765 Blackbaud, Inc. (a) 13,401,917
197,750 CTS Corp. 9,252,722
167,985 Diodes, Inc. (a) 11,842,942
57,698 Onto Innovation, Inc. (a) 10,447,954
167,595 Power Integrations, Inc. 11,991,422
52,524 SPS Commerce, Inc. (a) 9,711,688
824,827 Viavi Solutions, Inc. (a) 7,497,677
107,790,779
Materials - 3.8%
84,495 Balchem Corp. 13,092,500
174,581 Kaiser Aluminum Corp. 15,600,558
28,693,058
Real Estate - 4.4%
159,142 Agree Realty Corp. REIT 9,090,191
424,600 Marcus & Millichap, Inc. 14,508,582
856,727 Sunstone Hotel Investors, Inc. REIT 9,543,939
33,142,712
Utilities - 2.7%
85,780 Chesapeake Utilities Corp. 9,204,194
123,174 IDACORP, Inc. 11,441,633
20,645,827
Total Common Stocks (Cost $521,763,941) 731,962,801
Shares
Security
Description Value
Short-Term Investments - 3.3%
Investment Company - 3.3%
24,883,605 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.20% (b) 24,883,605
Total Short-Term Investments (Cost $24,883,605) 24,883,605
Investments, at value - 100.1% (Cost $546,647,546) 756,846,406
Other liabilities in excess of assets - (0.1)% (866,174)
NET ASSETS - 100.0% $ 755,980,232

Annual Report 2024
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Assets:
Investments, at cost $ 221,237,880
Unrealized appreciation (depreciation) of investments
(4,413,196)
Total investments, at value 216,824,684
Receivable for capital shares issued 281,011
Receivable for investments sold –
Interest and dividends receivable 1,085,009
Prepaid expenses 18,061
Total Assets
218,208,765
Liabilities:
Distributions payable 366,640
Payable for investments purchased –
Payable for capital shares redeemed 166,614
Accrued expenses and other payables:
Investment advisory fees 47,937
Administration fees payable to non-related parties 9,014
Administration fees payable to related parties 12,846
Shareholder service fees 1,989
Other fees 56,022
Total Liabilities
661,062
Net Assets
$ 217,547,703
Composition of Net Assets:
Paid-In Capital $ 230,019,319
Distributable earnings (12,471,616)
Net Assets
$ 217,547,703
Institutional Class:
Net assets 5,246,943
Shares of beneficial interest (See note 5 ) 589,009
Net asset value, offering and redemption price per share
$ 8.91
Institutional Plus Class:
Net assets 212,300,760
Shares of beneficial interest (See note 5 ) 23,758,366
Net asset value, offering and redemption price per share
$ 8.94

Annual Report 2024
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 183,403,897 $ 57,305,192 $ 57,777,201 $ 10,407,479 $ 546,647,546
(13,703,500) (1,856,770) 25,357,612 3,503,057 210,198,860
169,700,397 55,448,422 83,134,813 13,910,536 756,846,406
261,916 – 2,803 – 2,034,541
– – – – 3,725,279
892,870 497,896 179,815 5,777 879,511
14,910 4,232 8,322 4,054 55,498
170,870,093 55,950,550 83,325,753 13,920,367 763,541,235
296,479 62,451 – – –
– 519,770 – – 6,487,922
133,727 106,596 – 24,272 393,338
39,136 5,851 37,657 9,414 478,822
7,055 2,291 3,442 557 30,444
10,054 3,266 4,905 795 43,423
720 – 10,102 30 19,317
50,307 36,945 45,293 32,959 107,737
537,478 737,170 101,399 68,027 7,561,003
$ 170,332,615 $ 55,213,380 $ 83,224,354 $ 13,852,340 $ 755,980,232
$ 192,806,468 $ 57,929,273 $ 56,911,716 $ 10,909,193 $ 512,194,147
(22,473,853) (2,715,893) 26,312,638 2,943,147 243,786,085
$ 170,332,615 $ 55,213,380 $ 83,224,354 $ 13,852,340 $ 755,980,232
2,211,464 – 32,334,543 497,535 53,757,707
243,470 – 1,657,315 30,170 1,750,927
$ 9.08 $ – $ 19.51 $ 16.49 $ 30.70
168,121,151 55,213,380 50,889,811 13,354,805 702,222,525
18,515,018 6,041,291 2,653,411 809,354 22,711,683
$ 9.08 $ 9.14 $ 19.18 $ 16.50 $ 30.92

Annual Report 2024
Statements of Operations
For the Year Ended March 31, 2024

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Investment Income:
Interest $ 8,184,130
Dividend 121,393
Total Income
8,305,523
Expenses:
Investment advisory fees (Note 3) 1,062,934
Administration fees 256,248
Shareholder service fees - Institutional Class 10,348
Custodian fees 19,085
Chief compliance officer fees 19,112
Director fees 21,922
Registration and filing fees 6,113
Transfer agent fees 51,976
Other Fees 142,221
Total expenses before waivers 1,589,959
Expenses waived by adviser (Note 3)
(604,066)
Total Expenses
985,893
Net Investment Income (Loss)
7,319,630
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions (3,543,498)
Change in unrealized appreciation (depreciation) on investments
5,850,428
Net realized and unrealized gain (loss) on investments
2,306,930
Net increase in net assets from operations
$ 9,626,560

Annual Report 2024
Statements of Operations
For the Year Ended March 31, 2024

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 6,399,356 $ 1,325,255 $ 986,833 $ – $ –
82,922 58,489 767,796 144,158 9,790,129
6,482,278 1,383,744 1,754,629 144,158 9,790,129
1,012,132 219,190 580,096 106,216 5,899,092
203,330 66,056 93,235 15,060 836,500
3,166 – 55,668 154 102,823
18,133 5,850 7,472 5,185 51,391
15,160 4,983 7,138 1,144 64,464
17,880 7,488 9,524 3,533 65,846
8,285 2,025 7,613 10,098 30,665
47,512 18,906 45,133 29,701 227,784
122,981 84,226 98,539 49,068 187,128
1,448,579 408,724 904,418 220,159 7,465,693
(614,514) (163,843) (250,441) (107,880) (733,035)
834,065 244,881 653,977 112,279 6,732,658
5,648,213 1,138,863 1,100,652 31,879 3,057,471
(5,035,741) (379,728) 3,012,721 (285,638) 41,649,370
2,721,489 (165,759) 8,986,669 2,585,030 63,814,346
(2,314,252) (545,487) 11,999,390 2,299,392 105,463,716
$ 3,333,961 $ 593,376 $ 13,100,042 $ 2,331,271 $ 108,521,187

Annual Report 2024
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND INCOME FUND
For the Year
Ended
March 31, 2024
For the Year
Ended
March 31, 2023
For the Year
Ended
March 31, 2024
For the Year
Ended
March 31, 2023
Operations:
Net investment income $ 7,319,630 $ 4,779,811 $ 5,648,213 $ 5,049,225
Net realized gain (loss) on investment
transactions (3,543,498) (1,164,927) (5,035,741) (1,936,967)
Net change in unrealized appreciation
(depreciation) on investments 5,850,428 (3,423,509) 2,721,489 (11,441,382)
Net increase (decrease) in net assets from operations
9,626,560 191,375 3,333,961 (8,3 29,124)
Distributions to Shareholders:
Institutional Class (151,608) (151,503) (70,722) (72,647)
Institutional Plus Class (6,123,097) (5,652,771) (5,329,088) (5,298,212)
Change in net assets from distributions to
shareholders
(6,274,705) (5,804,274) (5,399,810) (5,370,859)
Capital Transactions:
Proceeds from shares issued
Institutional Class 42,033 398,623 85,384 453,519
Institutional Plus Class 43,046,171 84,973,412 40,630,338 78,478,237
Proceeds from dividends reinvested
Institutional Class 114,437 101,116 70,682 71,821
Institutional Plus Class 2,067,046 1,500,903 1,477,689 1,094,921
Cost of shares redeemed
Institutional Class
(831,632) (2,348,003) (480,638) (774,118)
Institutional Plus Class
(82,149,451) (48,421,673) (75,956,643) (35,987,596)
Change in net assets from capital transactions
(37,711,396) 36,204,378 (34,173,188) 43,336,784
Change in net assets
(34,359,541) 30,591,479 (36,239,037) 29,636,801
Net Assets:
Beginning of Year
251,907,244 221,315,765 206,571,652 176,934,851
End of Year
$ 217,547,703 $ 251,907,244 $ 170,332,615 $ 206,571,652
Share Transactions Institutional Class:
Shares issued 4,779 44,857 9,620 48,684
Shares reinvested 13,003 11,546 7,865 7,818
Shares redeemed
(95,198) (264,685) (53,511) (82,234)
Change in shares
(77,416) (208,282) (36,026) (25,732)
Share Transactions Institutional Plus Class:
Shares issued 4,875,990 9,669,795 4,520,352 8,511,319
Shares reinvested 233,954 170,925 164,200 119,526
Shares redeemed
(9,329,215) (5,505,865) (8,414,254) (3,940,744)
Change in shares
(4,219,271) 4,334,855 (3,729,702) 4,690,101

Annual Report 2024
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE FUND BALANCED FUND SMALL/MID CAP FUND SMALL COMPANY FUND
For the Year
Ended
March 31, 2024
For the Year
Ended
March 31, 2023
For the Year
Ended
March 31, 2024
For the Year
Ended
March 31, 2023
For the Year
Ended
March 31, 2024
For the Year
Ended
March 31, 2023
For the Year
Ended
March 31, 2024
For the Year
Ended
March 31, 2023
$ 1,138,863 $ 1,070,587 $ 1,100,652 $ 791,245 $ 31,879 $ 32,097 $ 3,057,471 $ 3,495,533
(379,728) (410,527) 3,012,721 1,846,408 (285,638) (170,928) 41,649,370 47,310,673
(165,759) (580,986) 8,986,669 (6,493,121) 2,585,030 (428,302) 63,814,346 (77,151,814)
593,376 79,074 13,100,042 (3,855,468) 2,331,271 (567,133) 108,521,187 (26,345,608)
– – (1,777,891) (1,607,077) – (6,533) (1,383,666) (6,118,398)
(1,139,235) (1,070,132) (2,813,362) (2,315,867) (35,171) (229,573) (21,066,694) (75,302,122)
(1,139,235) (1,070,132) (4,591,253) (3,922,944) (35,171) (236,106) (22,450,360) (81,420,520)
– – 3,116,777 1,496,026 19,800 150,767 8,394,511 9,490,706
12,358,621 19,369,646 5,816,007 4,521,272 1,114,892 8,455,979 173,827,761 196,602,512
– – 1,634,028 1,474,414 – 6,533 1,233,870 5,001,970
350,879 182,467 2,430,852 1,978,584 17,020 123,626 10,061,250 31,878,738
– – (5,913,923) (4,318,356) (8,380) (22,575) (13,890,885) (12,154,537)
(14,068,084) (25,074,071) (4,522,171) (5,011,852) (3,998,525) (1,290,113) (195,641,468) (181,585,498)
(1,358,584) (5,521,958) 2,561,570 140,088 (2,855,193) 7,424,217 (16,014,961) 49,233,891
(1,904,443) (6,513,016) 11,070,359 (7,638,324) (559,093) 6,620,978 70,055,866 (58,532,237)
57,117,823 63,630,839 72,153,995 79,792,319 14,411,433 7,790,455 685,924,366 744,456,603
$ 55,213,380 $ 57,117,823 $ 83,224,354 $ 72,153,995 $ 13,852,340 $ 14,411,433 $ 755,980,232 $ 685,924,366
– – 171,742 81,294 1,398 10,580 298,306 334,129
– – 89,274 87,936 – 484 42,241 191,280
– – (320,845) (246,206) (589) (1,601) (503,609) (418,652)
– – (59,829) (76,976) 809 9,463 (163,062) 106,757
1,360,833 2,118,760 320,734 259,496 77,465 603,266 6,178,672 6,782,803
38,876 20,140 134,916 119,702 1,105 9,124 342,219 1,210,739
(1,569,427) (2,779,695) (250,293) (289,302) (289,285) (93,628) (6,972,793) (6,213,360)
(169,718) (640,795) 205,357 89,896 (210,715) 518,762 (451,902) 1,780,182

Financial Highlights
For a Share Outstanding
Annual Report 2024

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
03/31/24 $ 8.77 $ 0.29 $ 0.09 $ 0.38 $ (0.24) $ (0.00)
(e)
$ 8.91 4.45% $ 5,247 0.64%
(e)
3.26%
(e)
1.33%
(e)
48%
03/31/23 9.00 0.18 (0.20) (0.02) (0.19) (0.02) 8.77 (0.13) 5,843 0.65
(e)
2.00
(e)
1.28
(e)
35
03/31/22 9.42 0.10 (0.36) (0.26) (0.15) (0.01) 9.00 (2.80) 7,873 0.65 1.07 1.09 40
03/31/21 9.30 0.14 0.18 0.32 (0.18) (0.02) 9.42 3.44 10,518 0.68 1.43 1.21 50
03/31/20 9.27 0.20 0.04 0.24 (0.20) (0.01) 9.30 2.60 10,650 0.71 2.09 1.21 50
Institutional Plus Class
03/31/24 8.80 0.30 0.10 0.40 (0.26) (0.00)
(e)
8.94 4.64 212,301 0.46
(e)
3.45
(e)
0.73
(e)
48
03/31/23 9.03 0.19 (0.19) 0.00 (0.21) (0.02) 8.80 0.05 246,064 0.48
(
e )
2.17
(e)
0.74
(e)
35
03/31/22 9.45 0.12 (0.36) (0.24) (0.17) (0.01) 9.03 (2.64) 213,443 0.49 1.23 0.72 40
03/31/21 9.33 0.15 0.19 0.34 (0.20) (0.02) 9.45 3.63 226,818 0.49 1.61 0.73 50
03/31/20 9.29 0.21 0.06 0.27 (0.22) (0.01) 9.33 0.00 189,728 0.52 2.27 0.72 50
INCOME FUND
Institutional Class
03/31/24 9.17 0.29 (0.10) 0.19 (0.27) (0.01) 9.08 2.10 2,211 0.64
(e)
3.20
(e)
1.95
(e)
33
03/31/23 9.91 0.25 (0.73) (0.48) (0.25) (0.01) 9.17 (4.81) 2,564 0.63
(e)
2.67
(e)
1.79
(e)
27
03/31/22 10.56 0.18 (0.58) (0.40) (0.24) (0.01) 9.91 (3.92) 3,025 0.66 1.75 1.56 28
03/31/21 10.67 0.19 (0.04) 0.15 (0.25) (0.01) 10.56 1.34 4,959 0.72 1.70 1.52 34
03/31/20 10.22 0.24 0.50 0.74 (0.28) (0.01) 10.67 7.27 5,884 0.75 2.29 1.52 30
Institutional Plus Class
03/31/24 9.17 0.30 (0.10) 0.20 (0.28) (0.01) 9.08 2.25 168,121 0.49 3.35 0.84 33
03/31/23 9.91 0.26 (0.73) (0.47) (0.26) (0.01) 9.17 (4.68) 204,008 0.51 2.79 0.85 27
03/31/22 10.56 0.20 (0.59) (0.39) (0.25) (0.01) 9.91 (3.80) 173,910 0.53 1.88 0.83 28
03/31/21 10.67 0.20 (0.03) 0.17 (0.27) (0.01) 10.56 1.52 198,448 0.55 1.88 0.82 34
03/31/20 10.22 0.26 0.50 0.76 (0.30) (0.01) 10.67 7.47 210,986 0.56 2.48 0.82 30
NEBRASKA TAX-FREE FUND
Institutional Plus Class
03/31/24 9.20 0.19 (0.06) 0.13 (0.19) — 9.14 1.44 55,213 0.45 2.08 0.75 17
03/31/23 9.29 0.17 (0.09) 0.08 (0.17) — 9.20 0.91 57,118 0.44 1.87 0.74 19
03/31/22 9.86 0.15 (0.56) (0.41) (0.15) (0.01) 9.29 (4.17) 63,631 0.45 1.57 0.68 11
03/31/21 9.73 0.16 0.14 0.30 (0.16) (0.01) 9.86 3.08 72,255 0.45 1.63 0.67 15
03/31/20 9.59 0.20 0.15 0.35 (0.21) — 9.73 3.71 75,669 0.45 2.10 0.65 39
BALANCED FUND
Institutional Class
03/31/24 17.48 0.24 2.86 3.10 (0.23) (0.84) 19.51 18.18 32,335 0.95 1.32 1.31 19
03/31/23 19.37 0.18 (1.13) (0.95) (0.16) (0.78) 17.48 (4.63) 30,017 0.96 1.00 1.31 22
03/31/22 19.66 0.10 1.28 1.38 (0.10) (1.57) 19.37 6.65 34,743 1.00 0.48 1.28 23
03/31/21 15.83 0.13 4.80 4.93 (0.13) (0.97) 19.66 31.47 36,650 1.02 0.71 1.30 21
03/31/20 16.85 0.18 (0.35) (0.17) (0.17) (0.68) 15.83 (1.52) 32,819 1.04 1.00 1.28 19
Institutional Plus Class
03/31/24 17.21 0.27 2.82 3.09 (0.28) (0.84) 19.18 18.41 50,890 0.77 1.49 1.07 19
03/31/23 19.10 0.20 (1.10) (0.90) (0.21) (0.78) 17.21 (4.46) 42,137 0.79 1.17 1.08 22
03/31/22 19.43 0.14 1.25 1.39 (0.15) (1.57) 19.10 6.79 45,049 0.81 0.67 1.03 23
03/31/21 15.66 0.16 4.76 4.92 (0.18) (0.97) 19.43 31.76 42,063 0.84 0.89 1.05 21
03/31/20 16.69 0.21 (0.35) (0.14) (0.21) (0.68) 15.66 (1.34) 31,450 0.85 1.19 1.03 19

Financial Highlights
For a Share Outstanding
Annual Report 2024

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SMALL/MID CAP FUND
Institutional Class
03/31/24 $ 13.69 $ 0.03 $ 2.77 $ 2.80 $ — $ — $ 16.49 20.45% $ 498 0.93% 0.22% 5.71% 23%
03/31/23 14.89 0.04 (1.00) (0.96) — (0.24) 13.69 (6.45) 402 0.92 0.28 5.92 24
03/31/22 13.83 0.01 1.60 1.61 — (0.55) 14.89 11.58 296 0.95 0.04 33.98 22
03/31/21 8.01 0.00 5.82 5.82 — — 13.83 72.66 36 1.19 (0.01) 77.98 28
03/31/20
(g)
10.00 0.03 (2.00) (1.97) (0.02) — 8.01 (19.78) 19 1.17 0.41 70.42 13
Institutional Plus Class
03/31/24 13.73 0.04 2.77 2.81 (0.04) — 16.50 20.51 13,355 0.90 0.26 1.62 23
03/31/23 14.95 0.04 (1.01) (0.97) (0.01) (0.24) 13.73 (6.49) 14,009 0.91 0.30 1.76 24
03/31/22 13.86 0.01 1.63 1.64 — (0.55) 14.95 11.77 7,494 0.95 0.04 2.12 22
03/31/21 8.02 0.03 5.84 5.87 (0.03) — 13.86 73.22 3,726 0.95 0.24 3.02 28
03/31/20
(g)
10.00 0.04 (2.00) (1.96) (0.02) — 8.02 (19.63) 1,535 0.93 0.61 6.52 13
SMALL COMPANY FUND
Institutional Class
03/31/24 27.16 0.07 4.31 4.38 (0.06) (0.78) 30.70 16.26 53,758 1.17 0.24 1.34 27
03/31/23 31.88 0.09 (1.27) (1.18) (0.00)
(f)
(3.54) 27.16 (3.25) 51,987 1.17 0.32 1.35 37
03/31/22 33.85 0.04 3.14 3.18 — (5.15) 31.88 9.16 57,610 1.18 0.11 1.33 41
03/31/21 20.27 0.07 13.52 13.59 (0.01) — 33.85 67.03 69,896 1.17 0.28 1.34 64
03/31/20 27.27 0.08 (6.70) (6.62) — (0.38) 20.27 (24.71) 55,890 1.21 0.28 1.34 33
Institutional Plus Class
03/31/24 27.37 0.13 4.34 4.47 (0.14) (0.78) 30.92 16.50 702,223 0.95 0.46 1.06 27
03/31/23 32.12 0.16 (1.28) (1.12) (0.09) (3.54) 27.37 (3.02) 633,937 0.96 0.54 1.06 37
03/31/22 34.03 0.12 3.16 3.28 (0.04) (5.15) 32.12 9.41 686,847 0.96 0.33 1.05 41
03/31/21 20.40 0.13 13.60 13.73 (0.10) — 34.03 67.37 721,075 0.96 0.49 1.05 64
03/31/20 27.45 0.14 (6.74) (6.60) (0.07) (0.38) 20.40 (24.55) 522,989 0.98 0.50 1.05 33
(a) Per share data calculated using average share method.
(b) Not annualized for a period less than one year.
(c) Annualized for a period less than one year.
(d) Ratios excluding contractual and voluntary waivers.
(e) The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests
.
(f) Amount represents less than $0.005.
(g) Commencement of operations of Tributary Small/Mid Cap Fund – Institutional and Institutional Plus Class shares was August 2, 2019 and August 1,
2019, respectively
.

Notes to Financial Statements
March 31, 2024
Annual Report 2024

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The
Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Small/Mid Cap Fund
and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income Fund, Balanced
Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Nebraska Tax-Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type

Notes to Financial Statements
March 31, 2024
Annual Report 2024

of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Financial Statements
March 31, 2024
Annual Report 2024

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2024, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 58,420,396 $ – $ 58,420,396
Non-Agency Commercial Mortgage Backed Securities – 24,016,553 – 24,016,553
Non-Agency Residential Mortgage Backed Securities – 12,021,330 – 12,021,330
Corporate Bonds – 61,715,792 – 61,715,792
Government & Agency Obligations – 59,570,933 – 59,570,933
Preferred Stocks 337,780 – – 337,780
Short-Term Investments 741,900 – – 741,900
Total $ 1,079,680 $ 215,745,004 $ – $ 216,824,684
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 13,943,821 $ – $ 13,943,821
Non-Agency Commercial Mortgage Backed Securities – 8,214,716 – 8,214,716
Non-Agency Residential Mortgage Backed Securities – 13,625,484 – 13,625,484
Corporate Bonds – 43,365,233 – 43,365,233
Government & Agency Obligations – 88,464,416 – 88,464,416
Short-Term Investments 2,086,727 – – 2,086,727
Total $ 2,086,727 $ 167,613,670 $ – $ 169,700,397
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 52,695,062 $ – $ 52,695,062
Short-Term Investments 2,753,360 – – 2,753,360
Total $ 2,753,360 $ 52,695,062 $ – $ 55,448,422
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 51,406,201 $ – $ – $ 51,406,201
Asset Backed Securities – 4,070,614 – 4,070,614
Non-Agency Commercial Mortgage Backed Securities – 2,332,191 – 2,332,191
Non-Agency Residential Mortgage Backed Securities – 877,412 – 877,412
Corporate Bonds – 9,194,093 – 9,194,093
Government & Agency Obligations – 12,724,940 – 12,724,940
Short-Term Investments 2,529,362 – – 2,529,362
Total $ 53,935,563 $ 29,199,250 $ – $ 83,134,813

Notes to Financial Statements
March 31, 2024
Annual Report 2024

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The
Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium, which may be to the earliest call date on certain callable debt securities or the accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Small/Mid Cap Fund and Small
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 13,783,615 $ – $ – $ 13,783,615
Short-Term Investments 126,921 – – 126,921
Total $ 13,910,536 $ – $ – $ 13,910,536
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 731,962,801 $ – $ – $ 731,962,801
Short-Term Investments 24,883,605 – – 24,883,605
Total $ 756,846,406 $ – $ – $ 756,846,406

Notes to Financial Statements
March 31, 2024
Annual Report 2024

Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a wholly-owned subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the
Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for the Balanced Fund, and 0.85% for each of the Small/Mid Cap Fund and Small
Company Fund. First National Advisers, LLC (“FNA” or “Sub-Adviser”), a wholly-owned subsidiary of FNBO, serves as the investment sub-
adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund and Balanced Fund. Sub-advisory fees paid to FNA are paid by Tributary. For the services provided and expenses assumed under the FNA Sub-Advisory Agreement, Tributary pays FNA a fee equal to
0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20%
of the average daily net assets of the Nebraska Tax-Free Fund, and 0.375% of the average daily net assets of the Balanced Fund.
Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees
(Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each
Fund’s average daily net assets as follows. Each Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that, but for waivers and/or reimbursements, would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its investment advisory fee. Such reimbursement by a Fund would be made monthly, but only so long as the net annual operating expenses of the Fund, after taking into account any reimbursement are equal to or less than the Fund’s then-current expense limitation and the expense limitation in effect at the time of the waiver or reimbursement. These fee waivers will continue through August 1, 2024, unless the Board approves a change in or elimination of the waiver.
Prior to August 1, 2023, the expense caps for Short-Intermediate Bond Fund, Income Fund, and the Balanced Fund were 0.48%, 0.50%, and
0.80%, respectively.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the year ended March 31, 2024, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At March 31, 2024, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,766,643; Income Fund
Expense Caps
Short-Intermediate Bond Fund 0.45%
Income Fund 0.49
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.77
Small/Mid Cap Fund 0.90
Small Company Fund 0.96
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 602,758 $ – $ 1,308 $ 604,066
Income Fund 613,477 – 1,037 614,514
Nebraska Tax-Free Fund 163,506 – 337 163,843
Balanced Fund 249,965 – 476 250,441
Small/Mid Cap Fund 106,216 1,587 77 107,880
Small Company Fund 728,769 – 4,266 733,035

Notes to Financial Statements
March 31, 2024
Annual Report 2024

– $1,857,285; Nebraska Tax-Free Fund – $493,108; Balanced Fund – $680,427; Small/Mid Cap Fund – $288,955; Small Company Fund –
$2,227,510.
U.S. Bank, N.A. serves as the custodian for each of the Funds. SS&C GIDS, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Co-Administrators”) serve as Co-Administrators of the Funds. Certain directors and officers of the
Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Funds. As compensation for its administrative services, each Co-Administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the year ended March 31, 2024, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $38; Income Fund – $15; Balanced Fund – $36;
Small/Mid Cap Fund – $0 and Small Company Fund – $0. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the year ended March 31, 2024, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended March 31, 2024, were as follows:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at a “readily available market quotation:, which is defined as a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date
(provided that a quotation will not be readily available if it is not reliable).
Purchases Sales
Short-Intermediate Bond Fund $ 58,247,510 $ 73,980,165
Income Fund 11,642,025 33,098,376
Nebraska Tax-Free Fund 8,820,039 9,141,552
Balanced Fund 9,673,840 11,648,160
Small/Mid Cap Fund 2,908,064 5,521,699
Small Company Fund 181,232,586 224,485,132
Purchases Sales
Short-Intermediate Bond Fund $ 42,958,663 $ 60,179,747
Income Fund 43,550,589 55,541,669
Nebraska Tax-Free Fund – 7,337
Balanced Fund 4,610,095 3,212,330

Notes to Financial Statements
March 31, 2024
Annual Report 2024

For the year ended March 31, 2024, the Funds did not engage in securities transactions with affiliates.
5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to the utilization of equalization. These reclassifications have no impact on net assets.
As of March 31, 2024, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2024, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund (123,004) 123,004
Small/Mid Cap Fund – –
Small Company Fund (2,200,000) 2,200,000
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Intermediate Bond Fund $ 220,451,210 $ 712,645 $ (4,339,171) $ (3,626,526)
Income Fund 184,583,058 620,240 (15,502,901) (14,882,661)
Nebraska Tax-Free Fund 57,322,413 113,293 (1,987,284) (1,873,991)
Balanced Fund 57,900,520 27,382,742 (2,148,449) 25,234,293
Small/Mid Cap Fund 10,559,612 3,597,198 (246,274) 3,350,924
Small Company Fund 552,378,731 231,436,631 (26,968,956) 204,467,675
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital Loss
Carry Forward
Total
Short-Intermediate Bond Fund $ 531,221 $ – $ – $ (366,640) $ (3,626,526) $ (9,009,671) $ (12,471,616)
Income Fund 819,212 – – (296,479) (14,882,661) (8,113,925) (22,473,853)
Nebraska Tax-Free Fund 3,105 51,000 – (62,451) (1,873,991) (833,556) (2,715,893)
Balanced Fund 21,609 – 1,056,736 – 25,234,293 – 26,312,638
Small/Mid Cap Fund 4,851 – – – 3,350,924 (412,628) 2,943,147
Small Company Fund 870,387 – 38,448,023 – 204,467,675 – 243,786,085
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, bond income accruals, return of capital paid by REIT securities and equity return of capital securities.

Notes to Financial Statements
March 31, 2024
Annual Report 2024

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2023 and March 31, 2024.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, were as follows:
At March 31, 2024, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the
Funds’ financial statements for the year ended March 31, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. During the year, the Funds did not incur any interest or penalties.
7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that there were no other events that require adjustments to the financial statements or disclosure in the notes.
Net Ordinary Income* Tax Exempt Income Net Long Term Capital Gains** Total Distributions Paid***
2024 2023 2024 2023 2024 2023 2024 2023
Short-Intermediate Bond
Fund $ 6,232,146 $ 5,755,855 $ – $ – $ – $ – $ 6,232,146 $ 5,755,855
Income Fund 5,426,497 5,367,082 – – – – 5,426,497 5,367,082
Nebraska Tax-Free Fund 67,506 59,851 1,105,312 992,361 – – 1,172,818 1,052,212
Balanced Fund 1,101,784 772,020 – – 3,489,469 3,150,924 4,591,253 3,922,944
Small/Mid Cap Fund 35,171 44,422 – – – 191,684 35,171 236,106
Small Company Fund 5,541,785 4,421,040 – – 16,908,575 76,999,480 22,450,360 81,420,520
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 1,021,067 $ 7,988,604 $ 9,009,671
Income Fund 1,653,630 6,460,295 8,113,925
Nebraska Tax-Free Fund 155,470 678,086 833,556
Small/Mid Cap Fund 124,409 288,219 412,628

Report of Independent Registered Public Accounting Firm
Annual Report 2024

To the Shareholders and Board of Directors of
Tributary Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Tributary Funds,
Inc. comprising the funds listed below (the “Funds”) as of March 31, 2024, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
March 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 29, 2024
Fund Name Statements
of Operations
Statements of Changes in
Net Assets
Financial Highlights
Tributary Short-Intermediate
Bond Fund, Tributary Income Fund,
Tributary Nebraska Tax-Free Fund,
Tributary Balanced Fund, and
Tributary Small Company Fund
For the year
ended March 31, 2024
For the years
ended March 31, 2024,
and 2023
For the years ended
March 31, 2024, 2023,
2022, 2021, and 2020
Tributary Small/Mid Cap Fund For the year
ended March 31, 2024
For the years
ended March 31, 2024,
and 2023
For the years ended
March 31, 2024, 2023,
2022, 2021, and for the
period from August 1,
2019 (commencement
of operations) through
March 31, 2020

Additional Fund Information
March 31, 2024
(Unaudited)
Annual Report 2024

Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the
SEC’s website at www.sec.gov.
Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Other Federal Income Tax Information
The information reported below is for the year ended March 31, 2024. Foreign tax and qualified dividend information for the calendar year 2024 will be provided on your 2024 Form 1099-DIV.
For the year ended March 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the American
Taxpayer Relief Act of 2012. Complete information for calendar year 2024 will be reported in conjunction with your 2024 Form 1099-DIV.
For the year ended March 31, 2024, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Internal
Revenue Code (“Code”), as qualified dividends:
For the year ended March 31, 2024, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as distributions eligible for the dividends received deduction for corporations:
For the year ended March 31, 2024, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as qualified interest income exempt from U.S. tax for foreign shareholders:
For the year ended March 31, 2024, Small Company Fund designates 39.43% of its income dividends as short-term capital gain dividends exempt from U.S.
tax for foreign shareholders and Nebraska Tax-Free Fund designates 94.24% of its income dividend distributed as tax-exempt dividends.
Table of Shareholder Expenses
As a shareholder of the Funds , you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023, through March
31, 2024.
Qualified Dividend Income
Short-Intermediate Bond Fund 0.46%
Balanced Fund 53.89%
Small/Mid Cap Fund 100.00%
Small Company Fund 100.00%
Dividends Received
Deduction
Short-Intermediate Bond Fund 0.46%
Balanced Fund 52.20%
Small/Mid Cap Fund 100.00%
Small Company Fund 100.00%
Qualified Interest Income
Short-Intermediate Bond Fund 96.56%
Income Fund 94.49%
Nebraska Tax-Free Fund 1.15%
Balanced Fund 56.27%

Additional Fund Information
March 31, 2024
(Unaudited)
Annual Report 2024

Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Additional Fund Information
March 31, 2024
(Unaudited)
Annual Report 2024

Expenses Using Actual Fund Return
Expenses Using Hypothetical 5% Return
Beginning
Account
Value
10/1/23
Ending
Account
Value
3/31/24
Expense
Paid
During
Period*
Expense
Ratio
During
Period*
Beginning
Account
Value
10/1/23
Ending
Account
Value
3/31/24
Expenses
Paid
During
Period*
Expense
Ratio
During
Period*
Short-Intermediate Bond Fund
Institutional Class
$ 1,000.00 $ 1,038.22 $ 3.31 0.65% $ 1,000.00 $ 1,021.75 $ 3.29 0.65%
Institutional Plus Class
1,000.00 1,040.39 2.30 0.45 1,000.00 1,022.75 2.28 0.45
Income Fund
Institutional Class
$ 1,000.00 $ 1,061.74 $ 3.30 0.64% $ 1,000.00 $ 1,021.80 $ 3.23 0.64%
Institutional Plus Class
1,000.00 1,062.67 2.53 0.49 1,000.00 1,022.55 2.48 0.49
Nebraska Tax-Free Fund
Institutional Plus Class
$ 1,000.00 $ 1,061.78 $ 2.32 0.45% $ 1,000.00 $ 1,022.75 $ 2.28 0.45%
Balanced Fund
Institutional Class
$ 1,000.00 $ 1,151.77 $ 5.11 0.95% $ 1,000.00 $ 1,020.25 $ 4.80 0.95%
Institutional Plus Class
1,000.00 1,152.78 4.14 0.77 1,000.00 1,021.15 3.89 0.77
Small/Mid Cap Fund
Institutional Class
$ 1,000.00 $ 1,190.61 $ 5.20 0.95% $ 1,000.00 $ 1,020.25 $ 4.80 0.95%
Institutional Plus Class
1,000.00 1,191.22 4.93 0.90 1,000.00 1,020.50 4.55 0.90
Small Company Fund
Institutional Class
$ 1,000.00 $ 1,166.05 $ 6.28 1.16% $ 1,000.00 $ 1,019.20 $ 5.86 1.16%
Institutional Plus Class
1,000.00 1,167.14 5.20 0.96 1,000.00 1,020.20 4.85 0.96
* Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

Directors and Officers
March 31, 2024
(Unaudited)
Annual Report 2024

Overall, responsibility for management of the Company rests with its Board, which is elected by the shareholders of the Company. The Company is managed by the Directors in accordance with the laws governing corporations in Nebraska. The Board oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise its day-to-day operations.
Information about the Directors and officers of the Company is set forth below. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 1-800-662-4203 or on the Funds’ website www.tributaryfunds.com .
1
The address for all Directors is 1620 Dodge Street, Omaha, Nebraska 68197.
2
As defined in the 1940 Act, Mr. Wade is an “interested” Director because he is an officer of First National Bank of Omaha, the parent of the Funds' investment adviser, and an owner of securities issued by First National of Nebraska, Inc., and Ms. Fahrenkrog is an "interested" Director because she is an employee of
Tributary Capital Management, LLC, the Funds' investment adviser, and an officer of First National Bank of Omaha.
Name, Address
(1)
, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Number of
Portfolios in Fund
Complex Overseen
by Director
Other Directorships
Held by Director
Interested Directors
Stephen C. Wade
(2)
Age: 58
Indefinite; Since 2016. Senior Vice President - Investment Services, First
National Bank of Omaha (December 2013 to
present).
6 Director, First
National Capital
Markets, Inc.
Director, Chairman of
the Board and President
Brittany A. Fahrenkrog
(2)
Age: 46
Indefinite; Since 2016 Director, Client Services, Tributary Capital
Management, LLC (since May 2010).
6 None.
Director and Senior Vice
President
Independent Directors
Gary D. Parker
Age: 78
Indefinite; Since 2005 Retired since 2000. 6 None.
Director; Audit
Committee Chair
David F. Larrabee
Age: 63
Indefinite; Since 2016 Retired since 2012. 6 None.
Lead Independent Director
Donna M. Walsh
Age: 60
Indefinite; Since 2018 Partner, InterAlpen Partners (since 2022); Industry
Adviser, Panorama Point
Partners (2017-2021).
6 None.
Director, Corporate
Governance Chair

Directors and Officers
March 31, 2024
(Unaudited)
Annual Report 2024

3
The address for Ms. Shaw and Mr. Tackett is Three Canal Plaza, Portland, ME 04101.
4
The address for Mr. Ruehle is Three Canal Plaza, 3
rd
Floor, Portland, ME 04101.
Name, Address, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Officers
Karen Shaw
(3)
Age: 51
Indefinite; Since August 2015 Senior Vice President, Apex Fund Services (since
2019); Senior Vice President, Atlantic Fund
Services (2008-2019).
Treasurer, Principal
Financial Officer
Rodney L. Ruehle
(4)
Age: 56
Indefinite; Since December 2009 Director, Foreside Management Services, LLC
(2008 to present); Chief Compliance Officer of
Praxis Mutual Funds (May 2015 to present);
Chief Compliance Officer of Absolute Shares Trust
(November 2017 to present); Chief Compliance
Officer of Horizons ETF Trust (December 2016
to February 2019); Chief Compliance Officer of
Advisers Investment Trust (July 2011-December
2016 and March 2019 to present).
Chief Compliance and
Anti-Money Laundering
Officer
Zachary Tackett
(3)
Age: 36
Indefinite; Since November
2019
Senior Counsel, Apex Fund Services (since 2019);
Counsel, Atlantic Fund Services (2014-2019).
Secretary

3345-NLD-05/03/2024
TF-ANR-0324
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income
Fund, Nebraska Tax-Free Fund and
Balanced Fund only)
First National Advisers, LLC
14010 FNB Parkway
Omaha, Nebraska 68154
Custodian
U.S. Bank, N.A.
1155 N. Rivercenter Dr.
MK-WI-S302
Milwaukee, WI 53212
Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
14606 Branch Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
Three Canal Plaza, 3rd Floor
Portland, ME 04101
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1) on this Form N-CSR. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors. The audit committee financial expert is Donna Walsh who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $93,000 in 2023 and $93,000 in 2024.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $1,500 in 2023 and $1,500 in 2024.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $19,200 in 2023 and $19,200 in 2024. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2023 and $0 in 2024. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant            Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade President

Date	May 28, 2024

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	May 28, 2024